Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Extended Market Index Portfolio
March 31, 2025
VEMI-NPRT1-0525
1.9887320.106
Common Stocks - 97.1%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	5,097	85,579
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	8,121	93,473
Liberty Global Ltd Class C (b)	7,967	95,365

TOTAL BELGIUM		188,838
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	3,110	20,433
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	2,560	614,400
TOTAL BERMUDA		634,833
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	1,211	46,345
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	8,117	61,689
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	2,133	16,104
TOTAL CANADA		124,138
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	7,946	16,170
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	2,848	36,825
Paper & Forest Products - 0.0%
Mercer International Inc	2,139	13,154
TOTAL GERMANY		49,979
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	23,026	52,499
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	1,850	18,111
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	1,866	23,092
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	757	34,239
TOTAL IRELAND		75,442
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	4,854	69,873
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	6,460	162,340
KOREA (SOUTH) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	709	2,127
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	2,018	75,836
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	2,202	23,341
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	823	11,217
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	3,801	24,060
Liberty Latin America Ltd Class C (b)	3,937	24,449
		48,509
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	8,087	155,028
Ofg Bancorp (c)	2,283	91,366
Popular Inc	3,513	324,496
		570,890
Financial Services - 0.0%
EVERTEC Inc	3,118	114,649
TOTAL FINANCIALS		685,539

TOTAL PUERTO RICO		734,048
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	4,477	1,113
Scilex Holding Co (b)(c)(d)	1,785	353
		1,466
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	2,675	88,222
TOTAL SINGAPORE		89,688
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	3,571	315,855
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	4,460	77,113
TOTAL SWEDEN		392,968
SWITZERLAND - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG ADR	3,196	154,335
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (c)	6,134	51,341
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	4,233	144,049
TOTAL SWITZERLAND		349,725
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	1,789	353,345
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)	1,730	10,691
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	20,940	663,589
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	1,294	15,347
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	21,017	780,152
TOTAL UNITED KINGDOM		1,469,779
UNITED STATES - 95.5%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	919	33,635
AST SpaceMobile Inc Class A (b)(c)	7,923	180,169
Atn International Inc	506	10,277
Bandwidth Inc Class A (b)	1,206	15,799
Cogent Communications Holdings Inc	2,097	128,567
Frontier Communications Parent Inc (b)	10,865	389,619
Globalstar Inc (b)	2,467	51,462
IDT Corp Class B	1,014	52,028
Iridium Communications Inc	5,643	154,167
Lumen Technologies Inc (b)	50,045	196,176
Shenandoah Telecommunications Co	2,262	28,433
		1,240,332
Entertainment - 1.0%
AMC Entertainment Holdings Inc Class A (b)	18,185	52,191
Atlanta Braves Holdings Inc Class A (b)(c)	719	31,542
Atlanta Braves Holdings Inc Class C (b)	1,669	66,777
Cinemark Holdings Inc (c)	5,207	129,602
Eventbrite Inc Class A (b)	3,651	7,704
Lions Gate Entertainment Corp Class A (b)(c)	3,644	32,249
Lions Gate Entertainment Corp Class B (b)	4,989	39,513
Live Nation Entertainment Inc (b)	7,713	1,007,164
Madison Square Garden Entertainment Corp Class A (b)	2,097	68,656
Madison Square Garden Sports Corp Class A (b)	827	161,033
Marcus Corp/The	1,147	19,143
Playtika Holding Corp	2,539	13,127
Roku Inc Class A (b)	6,307	444,265
Skillz Inc Class A (b)	895	4,028
Sphere Entertainment Co Class A (b)(c)	1,367	44,728
TKO Group Holdings Inc Class A	3,278	500,911
Vivid Seats Inc Class A (b)(c)	4,533	13,418
Warner Music Group Corp Class A	7,009	219,732
		2,855,783
Interactive Media & Services - 0.5%
Angi Inc Class A (b)	294	4,531
Bumble Inc Class A (b)(c)	3,931	17,061
Cargurus Inc Class A (b)	4,337	126,337
Cars.com Inc (b)	3,030	34,148
EverQuote Inc Class A (b)	1,272	33,314
fuboTV Inc (b)(c)	16,813	49,094
IAC Inc Class A (b)	3,521	161,755
Match Group Inc	12,372	386,006
MediaAlpha Inc Class A (b)	1,566	14,470
Nextdoor Holdings Inc Class A (b)	9,544	14,602
QuinStreet Inc (b)	2,822	50,344
Rumble Inc Class A (b)(c)	4,031	28,499
Shutterstock Inc	1,196	22,281
TripAdvisor Inc Class A (b)	5,510	78,077
Vimeo Inc Class A (b)	7,635	40,160
Yelp Inc Class A (b)	3,278	121,384
Ziff Davis Inc (b)	2,130	80,045
ZipRecruiter Inc Class A (b)	3,558	20,957
ZoomInfo Technologies Inc (b)	13,467	134,670
		1,417,735
Media - 1.2%
Advantage Solutions Inc Class A (b)	2,904	4,384
Altice USA Inc Class A (b)(c)	12,094	32,170
AMC Networks Inc Class A (b)	1,575	10,836
Boston Omaha Corp (b)	1,104	16,096
Cable One Inc (c)	225	59,798
Cardlytics Inc (b)(c)	2,432	4,425
Clear Channel Outdoor Holdings Inc (b)	15,739	17,470
EchoStar Corp Class A (b)	5,989	153,199
Entravision Communications Corp Class A	3,164	6,644
EW Scripps Co/The Class A (b)	2,934	8,685
Gannett Co Inc (b)	5,863	16,944
Gray Media Inc	4,293	18,546
iHeartMedia Inc Class A (b)	5,550	9,158
Integral Ad Science Holding Corp (b)	3,560	28,694
John Wiley & Sons Inc Class A	2,009	89,521
Liberty Broadband Corp Class A (b)	1,022	86,870
Liberty Broadband Corp Class C (b)	5,301	450,850
Magnite Inc (b)	6,121	69,841
National CineMedia Inc (c)	4,654	27,179
New York Times Co/The Class A	8,039	398,734
News Corp Class A	18,386	500,467
News Corp Class B (c)	5,706	173,291
Nexstar Media Group Inc	1,444	258,794
Paramount Global Class A (c)	966	21,977
Paramount Global Class B (c)	28,343	338,982
PubMatic Inc Class A (b)	1,894	17,311
Scholastic Corp	1,228	23,185
Sinclair Inc Class A	1,860	29,630
Sirius XM Holdings Inc (c)	10,882	245,335
Stagwell Inc Class A (b)	4,952	29,960
TechTarget Inc/old	1,258	18,631
TEGNA Inc	7,963	145,086
Thryv Holdings Inc (b)	1,928	24,698
WideOpenWest Inc (b)	2,230	11,039
		3,348,430
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	2,899	24,989
NII Holdings Inc (b)(c)(e)	1,280	0
Spok Holdings Inc	996	16,374
Telephone and Data Systems Inc	4,837	187,386
United States Cellular Corp (b)	694	47,990
		276,739
TOTAL COMMUNICATION SERVICES		9,139,019

Consumer Discretionary - 11.6%
Automobile Components - 0.8%
Adient PLC (b)	4,253	54,694
American Axle & Manufacturing Holdings Inc (b)	5,740	23,362
BorgWarner Inc	10,790	309,134
Cooper-Standard Holdings Inc (b)	840	12,869
Dana Inc	6,286	83,792
Dorman Products Inc (b)	1,338	161,283
Fox Factory Holding Corp (b)	2,034	47,474
Gentex Corp	11,223	261,496
Gentherm Inc (b)	1,526	40,805
Goodyear Tire & Rubber Co/The (b)	13,888	128,325
Holley Inc Class A (b)	2,605	6,694
LCI Industries	1,272	111,211
Lear Corp	2,685	236,871
Luminar Technologies Inc Class A (b)(c)	1,290	6,953
Modine Manufacturing Co (b)	2,589	198,706
Patrick Industries Inc	1,670	141,215
Phinia Inc	2,093	88,806
QuantumScape Corp Class A (b)(c)	18,845	78,395
Solid Power Inc (b)(c)	7,019	7,370
Standard Motor Products Inc	1,003	25,005
Stoneridge Inc (b)	1,388	6,370
Visteon Corp (b)	1,348	104,632
XPEL Inc (b)(f)	1,108	32,553
		2,168,015
Automobiles - 0.3%
Harley-Davidson Inc (c)	5,675	143,294
Lucid Group Inc Class A (b)(c)	58,018	140,403
Rivian Automotive Inc Class A (b)(c)	35,957	447,665
Thor Industries Inc (c)	2,627	199,153
Winnebago Industries Inc	1,415	48,760
		979,275
Broadline Retail - 0.4%
ContextLogic Inc Class A (b)	1,155	8,062
Dillard's Inc Class A (c)	144	51,571
Etsy Inc (b)	5,555	262,085
Groupon Inc (b)(c)	1,179	22,130
Kohl's Corp (c)	5,418	44,319
Macy's Inc	13,718	172,298
Nordstrom Inc (c)	4,829	118,069
Ollie's Bargain Outlet Holdings Inc (b)	3,026	352,106
QVC Group Inc Class A (b)	14,204	2,856
		1,033,496
Distributors - 0.0%
A-Mark Precious Metals Inc	835	21,183
Diversified Consumer Services - 1.2%
ADT Inc	17,592	143,199
Adtalem Global Education Inc (b)	1,848	185,983
Bright Horizons Family Solutions Inc (b)	2,868	364,351
Carriage Services Inc	619	23,986
Chegg Inc (b)	5,082	3,248
Coursera Inc (b)	5,961	39,700
Duolingo Inc Class A (b)	1,868	580,089
European Wax Center Inc Class A (b)	1,488	5,878
Frontdoor Inc (b)	3,740	143,691
Graham Holdings Co Class B	167	160,464
Grand Canyon Education Inc (b)	1,417	245,169
H&R Block Inc (c)	6,757	371,027
Laureate Education Inc (b)	6,648	135,952
Mister Car Wash Inc (b)	4,535	35,781
Nerdy Inc Class A (b)(c)	4,497	6,386
Perdoceo Education Corp	3,008	75,741
Service Corp International/US	7,113	570,463
Strategic Education Inc	1,188	99,744
Stride Inc (b)	2,110	266,915
Udemy Inc (b)	4,215	32,708
Universal Technical Institute Inc (b)	2,098	53,877
WW International Inc (b)(c)	4,361	2,278
		3,546,630
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment Inc Class A (b)	2,710	26,883
Aramark	12,987	448,311
BJ's Restaurants Inc (b)	1,127	38,611
Bloomin' Brands Inc	3,686	26,429
Boyd Gaming Corp	3,261	214,672
Brinker International Inc (b)	2,188	326,121
Caesars Entertainment Inc (b)	10,483	262,075
Cheesecake Factory Inc/The (c)	2,334	113,572
Choice Hotels International Inc (c)	1,100	146,058
Churchill Downs Inc	3,620	402,073
Cracker Barrel Old Country Store Inc (c)	1,079	41,887
Dave & Buster's Entertainment Inc (b)(c)	1,544	27,128
Denny's Corp (b)(c)	2,488	9,130
Dine Brands Global Inc (c)	755	17,569
Dutch Bros Inc Class A (b)	5,609	346,300
El Pollo Loco Holdings Inc (b)	1,163	11,979
Everi Holdings Inc (b)	4,153	56,772
First Watch Restaurant Group Inc (b)	1,959	32,617
Golden Entertainment Inc	1,067	28,158
Hilton Grand Vacations Inc (b)	3,080	115,223
Hyatt Hotels Corp Class A	2,085	255,413
Jack in the Box Inc (c)	935	25,423
Krispy Kreme Inc (c)	4,133	20,334
Kura Sushi USA Inc Class A (b)	274	14,029
Life Time Group Holdings Inc (b)	3,595	108,569
Light & Wonder Inc Class A (b)	4,355	377,187
Lindblad Expeditions Holdings Inc (b)	1,745	16,176
Lucky Strike Entertainment Corp Class A (c)	1,306	12,747
Marriott Vacations Worldwide Corp	1,590	102,142
Monarch Casino & Resort Inc	624	48,516
Norwegian Cruise Line Holdings Ltd (b)	21,663	410,730
Papa John's International Inc	1,594	65,482
Penn Entertainment Inc (b)	7,439	121,330
Planet Fitness Inc Class A (b)	4,144	400,352
Playa Hotels & Resorts NV (b)	4,393	58,559
PlayAGS Inc (b)	1,872	22,670
Portillo's Inc Class A (b)(c)	2,781	33,066
Potbelly Corp (b)	1,267	12,049
Rci Hospitality Holdings Inc	401	17,219
Red Robin Gourmet Burgers Inc (b)	821	2,922
Red Rock Resorts Inc Class A	2,416	104,782
Rush Street Interactive Inc Class A (b)	4,022	43,116
Sabre Corp (b)	18,760	52,716
Shake Shack Inc Class A (b)	1,975	174,136
Six Flags Entertainment Corp	4,605	164,260
Sweetgreen Inc Class A (b)	5,116	128,002
Target Hospitality Corp (b)	1,680	11,054
Texas Roadhouse Inc	3,283	547,046
Travel + Leisure Co	3,372	156,090
United Parks & Resorts Inc (b)(c)	1,382	62,826
Vail Resorts Inc	1,851	296,197
Viking Holdings Ltd	4,493	178,597
Wendy's Co/The	8,328	121,839
Wingstop Inc	1,440	324,835
Wyndham Hotels & Resorts Inc	3,826	346,291
Wynn Resorts Ltd	4,561	380,844
Xponential Fitness Inc Class A (b)(c)	1,151	9,587
		7,918,701
Household Durables - 1.7%
Beazer Homes USA Inc (b)	1,367	27,873
Cavco Industries Inc (b)	401	208,372
Century Communities Inc	1,346	90,317
Champion Homes Inc (b)	2,608	247,134
Cricut Inc Class A	2,444	12,587
Dream Finders Homes Inc Class A (b)(c)	1,356	30,591
Ethan Allen Interiors Inc	1,125	31,163
Gopro Inc Class A (b)(c)	6,080	4,030
Green Brick Partners Inc (b)	1,500	87,465
Helen of Troy Ltd (b)	1,113	59,534
Hovnanian Enterprises Inc Class A (b)	232	24,293
Installed Building Products Inc	1,147	196,665
iRobot Corp (b)(c)	1,548	4,180
KB Home	3,480	202,258
La-Z-Boy Inc	2,039	79,705
Landsea Homes Corp Class A (b)	951	6,105
Legacy Housing Corp (b)	556	14,022
Leggett & Platt Inc	6,531	51,660
LGI Homes Inc (b)	1,009	67,068
Lovesac Co/The (b)	742	13,490
M/I Homes Inc (b)	1,349	154,029
Meritage Homes Corp	3,578	253,609
Mohawk Industries Inc (b)	2,583	294,927
Newell Brands Inc	20,576	127,571
Purple Innovation Inc Class A (b)	1,868	1,417
SharkNinja Inc (b)	3,246	270,749
Somnigroup International Inc	8,547	511,794
Sonos Inc (b)	6,107	65,162
Taylor Morrison Home Corp (b)	5,109	306,744
Toll Brothers Inc	4,975	525,310
TopBuild Corp (b)	1,447	441,263
Tri Pointe Homes Inc (b)	4,649	148,396
Whirlpool Corp	2,718	244,973
		4,804,456
Leisure Products - 0.5%
Acushnet Holdings Corp (c)	1,363	93,584
AMMO Inc (b)	3,887	5,364
Brunswick Corp/DE	3,281	176,682
Clarus Corp	1,416	5,309
Funko Inc Class A (b)	1,739	11,930
Hasbro Inc	6,465	397,533
JAKKS Pacific Inc	438	10,805
Johnson Outdoors Inc Class A (c)	281	6,980
Malibu Boats Inc Class A (b)	943	28,931
MasterCraft Boat Holdings Inc (b)	663	11,417
Mattel Inc (b)	16,618	322,888
Peloton Interactive Inc Class A (b)	17,995	113,728
Polaris Inc	2,558	104,725
Smith & Wesson Brands Inc (c)	2,203	20,532
Sturm Ruger & Co Inc	845	33,200
Topgolf Callaway Brands Corp (b)(c)	6,885	45,372
YETI Holdings Inc (b)	4,215	139,517
		1,528,497
Specialty Retail - 2.7%
1-800-Flowers.com Inc Class A (b)(c)	1,318	7,776
Abercrombie & Fitch Co Class A	2,520	192,452
Academy Sports & Outdoors Inc	3,480	158,723
Advance Auto Parts Inc	2,936	115,121
America's Car-Mart Inc/TX (b)	371	16,840
American Eagle Outfitters Inc	8,666	100,699
Arhaus Inc Class A	2,663	23,168
Arko Corp	3,535	13,963
Asbury Automotive Group Inc (b)	965	213,111
AutoNation Inc (b)	1,285	208,067
Bath & Body Works Inc	10,800	327,456
Beyond Inc (b)	1,957	11,351
Boot Barn Holdings Inc (b)	1,505	161,682
Buckle Inc/The	1,456	55,794
Build-A-Bear Workshop Inc	637	23,677
Caleres Inc	1,719	29,618
Camping World Holdings Inc Class A	3,033	49,013
Carvana Co Class A (b)	5,823	1,217,473
Chewy Inc Class A (b)	8,120	263,981
Children's Place Inc/The (b)(c)	976	8,530
Citi Trends Inc (b)	390	8,633
Designer Brands Inc Class A (c)	2,104	7,680
Destination XL Group Inc (b)	2,513	3,669
Dick's Sporting Goods Inc	2,850	574,446
EVgo Inc Class A (b)	4,911	13,063
Five Below Inc (b)	2,715	203,421
Floor & Decor Holdings Inc Class A (b)	5,288	425,525
Foot Locker Inc (b)	4,013	56,583
GameStop Corp Class A (b)(c)	20,029	447,047
Gap Inc/The	10,954	225,762
Genesco Inc (b)	514	10,912
Group 1 Automotive Inc	639	244,066
GrowGeneration Corp (b)	2,649	2,861
Guess? Inc (c)	1,395	15,443
Haverty Furniture Cos Inc	655	12,917
J Jill Inc (c)	360	7,031
Leslie's Inc (b)	8,984	6,608
Lithia Motors Inc Class A	1,311	384,831
MarineMax Inc (b)	959	20,619
Monro Inc	1,467	21,227
Murphy USA Inc	906	425,648
National Vision Holdings Inc (b)	3,829	48,935
ODP Corp/The (b)	1,454	20,836
OneWater Marine Inc Class A (b)(c)	640	10,355
Penske Automotive Group Inc	927	133,469
Petco Health & Wellness Co Inc Class A (b)	4,234	12,914
PetMed Express Inc (b)	1,197	5,015
RealReal Inc/The (b)(c)	4,557	24,562
Revolve Group Inc Class A (b)	1,856	39,885
RH (b)	738	172,995
RumbleON Inc Class B (b)(c)	1,138	3,209
Sally Beauty Holdings Inc (b)	5,009	45,231
Shoe Carnival Inc (c)	864	18,999
Signet Jewelers Ltd	2,189	127,093
Sleep Number Corp (b)(c)	1,091	6,917
Sonic Automotive Inc Class A	706	40,214
Sportsman's Warehouse Holdings Inc (b)	1,943	1,932
Stitch Fix Inc Class A (b)	5,214	16,946
ThredUp Inc Class A (b)	3,749	9,035
Upbound Group Inc	2,369	56,761
Urban Outfitters Inc (b)	2,782	145,777
Valvoline Inc (b)	6,354	221,183
Victoria's Secret & Co (b)	3,902	72,499
Warby Parker Inc Class A (b)	4,422	80,613
Wayfair Inc Class A (b)(c)	4,918	157,524
Winmark Corp	140	44,502
Zumiez Inc (b)	801	11,927
		7,845,815
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd (b)	5,864	115,697
Carter's Inc	1,761	72,025
Columbia Sportswear Co	1,584	119,893
Crocs Inc	2,876	305,431
Figs Inc Class A (b)(c)	6,333	29,068
G-III Apparel Group Ltd (b)	1,864	50,980
Hanesbrands Inc (b)	17,501	100,981
Kontoor Brands Inc	2,446	156,862
Levi Strauss & Co Class A	4,793	74,723
Movado Group Inc	769	12,858
Oxford Industries Inc	718	42,125
PVH Corp	2,760	178,406
Ralph Lauren Corp Class A	1,980	437,065
Skechers USA Inc Class A (b)	6,483	368,105
Steven Madden Ltd	3,589	95,611
Tapestry Inc	11,477	808,096
Under Armour Inc Class A (b)	8,864	55,400
Under Armour Inc Class C (b)	6,705	39,895
Vera Bradley Inc (b)(c)	793	1,784
VF Corp	16,305	253,054
Wolverine World Wide Inc	3,896	54,193
		3,372,252
TOTAL CONSUMER DISCRETIONARY		33,218,320

Consumer Staples - 4.0%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	430	102,701
Brown-Forman Corp Class B (c)	8,996	305,324
Celsius Holdings Inc (b)	7,784	277,266
Coca-Cola Consolidated Inc	290	391,500
MGP Ingredients Inc	694	20,390
Molson Coors Beverage Co Class B	8,612	524,213
National Beverage Corp	1,136	47,189
Vita Coco Co Inc/The (b)	1,910	58,542
		1,727,125
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	19,837	436,216
Andersons Inc/The	1,573	67,529
BJ's Wholesale Club Holdings Inc (b)	6,529	744,959
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(e)	341	0
Casey's General Stores Inc	1,825	792,123
Chefs' Warehouse Inc/The (b)	1,704	92,800
Grocery Outlet Holding Corp (b)	4,845	67,733
Ingles Markets Inc Class A	708	46,112
Performance Food Group Co (b)	7,653	601,755
PriceSmart Inc	1,235	108,495
SpartanNash Co	1,641	33,247
Sprouts Farmers Market Inc (b)	4,919	750,836
United Natural Foods Inc (b)	2,998	82,115
US Foods Holding Corp (b)	11,437	748,666
Weis Markets Inc	798	61,486
		4,634,072
Food Products - 1.2%
B&G Foods Inc (c)	3,759	25,824
Beyond Meat Inc (b)(c)	3,143	9,585
BRC Inc Class A (b)(c)	1,995	4,169
Cal-Maine Foods Inc	2,006	182,345
Calavo Growers Inc	810	19,432
Darling Ingredients Inc (b)	7,847	245,140
Flowers Foods Inc	9,698	184,359
Fresh Del Monte Produce Inc	1,632	50,315
Freshpet Inc (b)	2,388	198,610
Hain Celestial Group Inc (b)	4,470	18,551
Hormel Foods Corp	14,307	442,659
Ingredion Inc	3,205	433,348
J & J Snack Foods Corp	761	100,239
John B Sanfilippo & Son Inc	439	31,108
Lancaster Colony Corp	957	167,475
Mission Produce Inc (b)	2,178	22,825
Pilgrim's Pride Corp (c)	1,963	107,003
Post Holdings Inc (b)	2,330	271,119
Seaboard Corp	13	35,063
Seneca Foods Corp Class A (b)	216	19,233
Simply Good Foods Co/The (b)	4,530	156,240
The Campbell's Company	9,678	386,346
Tootsie Roll Industries Inc Class A	813	25,593
TreeHouse Foods Inc (b)	2,302	62,361
Utz Brands Inc Class A	3,509	49,407
Vital Farms Inc (b)(c)	1,542	46,985
Westrock Coffee Co (b)(c)	1,654	11,941
WK Kellogg Co (c)	3,230	64,374
		3,371,649
Household Products - 0.2%
Central Garden & Pet Co (b)(c)	990	36,293
Central Garden & Pet Co Class A (b)	1,917	62,744
Energizer Holdings Inc	3,176	95,026
Reynolds Consumer Products Inc	2,645	63,110
Spectrum Brands Holdings Inc	1,368	97,880
WD-40 Co	674	164,456
		519,509
Personal Care Products - 0.4%
Beauty Health Co/The Class A (b)	3,824	5,123
BellRing Brands Inc (b)	6,360	473,566
Coty Inc Class A (b)	18,174	99,412
Edgewell Personal Care Co	2,439	76,121
elf Beauty Inc (b)(c)	2,780	174,556
Herbalife Ltd (b)	4,903	42,313
Honest Co Inc/The (b)	3,469	16,304
Interparfums Inc	895	101,914
Medifast Inc (b)	535	7,212
Nu Skin Enterprises Inc Class A	2,422	17,584
Olaplex Holdings Inc (b)	5,414	6,876
USANA Health Sciences Inc (b)	527	14,213
		1,035,194
Tobacco - 0.0%
Turning Point Brands Inc	868	51,593
Universal Corp/VA	1,213	67,989
		119,582
TOTAL CONSUMER STAPLES		11,407,131

Energy - 4.6%
Energy Equipment & Services - 1.0%
Archrock Inc	8,658	227,186
Aris Water Solutions Inc Class A	1,301	41,684
Atlas Energy Solutions Inc (c)	2,961	52,824
Bristow Group Inc (b)	1,199	37,864
Cactus Inc Class A	3,307	151,560
ChampionX Corp	9,412	280,478
Core Laboratories Inc (c)	2,291	34,342
DMC Global Inc (b)	902	7,594
Expro Group Holdings NV (b)	5,361	53,288
Helix Energy Solutions Group Inc (b)	6,983	58,029
Helmerich & Payne Inc	4,905	128,119
Innovex International Inc (b)	1,803	32,382
KLX Energy Services Holdings Inc (b)(c)	575	2,012
Kodiak Gas Services Inc	1,961	73,145
Liberty Energy Inc Class A	8,098	128,191
Nabors Industries Ltd (b)	439	18,311
Noble Corp PLC	6,520	154,524
NOV Inc	19,253	293,031
NPK International Inc (b)	4,239	24,629
Oceaneering International Inc (b)	5,032	109,748
Oil States International Inc (b)	2,944	15,162
Patterson-UTI Energy Inc	17,651	145,091
ProPetro Holding Corp (b)	3,904	28,694
Ranger Energy Services Inc Class A	750	10,643
RPC Inc	4,031	22,171
SEACOR Marine Holdings Inc (b)	1,228	6,213
Select Water Solutions Inc Class A	4,571	47,996
Solaris Energy Infrastructure Inc Class A (c)	1,682	36,600
TETRA Technologies Inc (b)	5,886	19,777
Tidewater Inc (b)	2,386	100,856
Transocean Ltd (b)(c)	37,993	120,438
Valaris Ltd (b)	3,250	127,595
Weatherford International PLC	3,598	192,673
		2,782,850
Oil, Gas & Consumable Fuels - 3.6%
Aemetis Inc (b)(c)	2,139	3,721
Amplify Energy Corp (b)	1,876	7,016
Antero Midstream Corp	16,676	300,168
Antero Resources Corp (b)	14,421	583,185
APA Corp	18,259	383,804
Berry Corp	3,952	12,686
California Resources Corp	3,561	156,577
Centrus Energy Corp Class A (b)(c)	699	43,485
Chord Energy Corp	3,037	342,331
Civitas Resources Inc	4,410	153,865
Clean Energy Fuels Corp (b)	8,755	13,570
CNX Resources Corp (b)	7,372	232,071
Comstock Resources Inc (b)(c)	4,413	89,760
Core Natural Resources Inc	1,313	101,232
Crescent Energy Co Class A	8,700	97,788
CVR CHC LP (c)	1,684	32,670
Delek US Holdings Inc	3,067	46,220
Dorian LPG Ltd	1,782	39,810
DT Midstream Inc	4,793	462,429
EQT Corp	29,399	1,570,789
Evolution Petroleum Corp (c)	1,614	8,361
Excelerate Energy Inc Class A	793	22,743
Expand Energy Corp	10,354	1,152,607
FutureFuel Corp	1,455	5,675
Gevo Inc (b)(c)	11,347	13,163
Granite Ridge Resources Inc	2,661	16,179
Green Plains Inc (b)(c)	3,173	15,389
Gulfport Energy Corp (b)	622	114,535
Hallador Energy Co (b)	1,591	19,537
HF Sinclair Corp	7,920	260,410
International Seaways Inc	2,029	67,363
Kinetik Holdings Inc Class A	1,891	98,219
Magnolia Oil & Gas Corp Class A (c)	9,504	240,071
Matador Resources Co	5,747	293,614
Murphy Oil Corp	6,816	193,574
New Fortress Energy Inc Class A (c)	5,123	42,572
NextDecade Corp (b)	6,697	52,103
Northern Oil & Gas Inc	4,931	149,064
Par Pacific Holdings Inc (b)	2,774	39,557
PBF Energy Inc Class A	4,873	93,026
Peabody Energy Corp	6,082	82,411
Permian Resources Corp Class A	31,464	435,776
Range Resources Corp	11,912	475,646
REX American Resources Corp (b)	774	29,079
Riley Exploration Permian Inc	457	13,331
Ring Energy Inc (b)	5,905	6,791
SandRidge Energy Inc	1,648	18,820
Sitio Royalties Corp Class A	4,025	79,977
SM Energy Co	5,672	169,876
Talos Energy Inc (b)	6,095	59,243
Texas Pacific Land Corp (c)	928	1,229,591
Uranium Energy Corp (b)(c)	20,387	97,450
VAALCO Energy Inc	5,249	19,736
Vital Energy Inc (b)(c)	1,322	28,053
Vitesse Energy Inc (c)	1,276	31,377
W&T Offshore Inc (c)	4,822	7,474
World Kinect Corp	2,951	83,690
		10,439,260
TOTAL ENERGY		13,222,110

Financials - 17.9%
Banks - 5.9%
1st Source Corp	824	49,283
Amalgamated Financial Corp	1,015	29,181
Amerant Bancorp Inc Class A	1,848	38,143
Ameris Bancorp	3,192	183,763
Arrow Financial Corp	708	18,613
Associated Banc-Corp	7,935	178,776
Atlantic Union Bankshares Corp (c)	4,463	138,978
Axos Financial Inc (b)	2,684	173,172
Banc of California Inc	6,894	97,826
BancFirst Corp	992	108,991
Bancorp Inc/The (b)	2,371	125,284
Bank First Corp	439	44,225
Bank of Hawaii Corp (c)	1,980	136,561
Bank OZK (c)	5,204	226,114
BankUnited Inc	3,716	127,979
Banner Corp	1,724	109,939
Berkshire Hills Bancorp Inc	2,069	53,980
BOK Financial Corp	1,116	116,231
Brookline Bancorp Inc	4,333	47,230
Byline Bancorp Inc	1,210	31,654
Cadence Bank	9,024	273,969
Camden National Corp	710	28,734
Capitol Federal Financial Inc	5,920	33,152
Cathay General Bancorp	3,529	151,853
Central Pacific Financial Corp	1,325	35,828
City Holding Co	716	84,109
Coastal Financial Corp/WA Class A (b)	529	47,827
Columbia Banking System Inc	10,332	257,680
Columbia Financial Inc (b)	1,277	19,155
Comerica Inc	6,478	382,591
Commerce Bancshares Inc/MO	6,013	374,189
Community Financial System Inc	2,607	148,234
Community Trust Bancorp Inc	749	37,720
Connectone Bancorp Inc	1,740	42,299
Cullen/Frost Bankers Inc	3,154	394,881
Customers Bancorp Inc (b)	1,452	72,890
CVB Financial Corp	6,548	120,876
Dime Community Bancshares Inc	1,988	55,425
Eagle Bancorp Inc	1,474	30,954
East West Bancorp Inc	6,823	612,432
Eastern Bankshares Inc	9,439	154,800
Enterprise Financial Services Corp	1,842	98,989
Equity Bancshares Inc Class A	652	25,689
Esquire Financial Holdings Inc	343	25,855
FB Financial Corp	1,705	79,044
First Bancorp/Southern Pines NC	2,014	80,842
First Busey Corp	2,613	56,441
First Commonwealth Financial Corp	4,976	77,327
First Financial Bancorp	4,760	118,905
First Financial Bankshares Inc	6,368	228,739
First Financial Corp	532	26,057
First Foundation Inc	3,636	18,871
First Hawaiian Inc	6,341	154,974
First Horizon Corp	26,083	506,532
First Interstate BancSystem Inc Class A	4,269	122,307
First Merchants Corp	2,921	118,125
First Mid Bancshares Inc	995	34,726
First of Long Island Corp/The	1,046	12,918
Flagstar Financial Inc (c)	15,004	174,346
Flushing Financial Corp	1,448	18,390
FNB Corp/PA	17,726	238,415
Fulton Financial Corp	9,012	163,027
German American Bancorp Inc	1,454	54,525
Glacier Bancorp Inc	5,592	247,278
Great Southern Bancorp Inc	424	23,477
Hancock Whitney Corp	4,244	222,598
Harborone Northeast Bancorp Inc	1,909	19,796
Heritage Commerce Corp	3,005	28,608
Heritage Financial Corp Wash	1,678	40,826
Hilltop Holdings Inc	2,245	68,360
Hingham Institution For Savings The	91	21,640
Home BancShares Inc/AR	9,104	257,370
HomeStreet Inc (b)	862	10,119
Hope Bancorp Inc	5,878	61,543
Horizon Bancorp Inc/IN	2,120	31,970
Independent Bank Corp	2,118	132,693
Independent Bank Corp/MI	1,021	31,437
International Bancshares Corp	2,655	167,424
Kearny Financial Corp/MD	2,739	17,146
Lakeland Financial Corp	1,242	73,824
Live Oak Bancshares Inc	1,650	43,989
Mercantile Bank Corp	790	34,318
Metropolitan Bank Holding Corp (b)	483	27,043
Midland States Bancorp Inc	1,047	17,925
National Bank Holdings Corp Class A	1,920	73,478
Nbt Bancorp Inc	2,298	98,584
Nicolet Bankshares Inc	671	73,112
Northfield Bancorp Inc	1,881	20,522
Northwest Bancshares Inc	6,200	74,524
OceanFirst Financial Corp	2,849	48,461
Old National Bancorp/IN (c)	15,709	332,874
Old Second Bancorp Inc	2,180	36,275
Origin Bancorp Inc	1,427	49,474
Pacific Premier Bancorp Inc	4,822	102,805
Park National Corp	726	109,916
Pathward Financial Inc	1,221	89,072
Peapack-Gladstone Financial Corp	772	21,925
Peoples Bancorp Inc/OH	1,698	50,363
Pinnacle Financial Partners Inc	3,769	399,665
Preferred Bank/Los Angeles CA	607	50,782
Prosperity Bancshares Inc	4,680	334,012
Provident Financial Services Inc	6,520	111,948
QCR Holdings Inc	823	58,696
Renasant Corp	3,175	107,728
S&T Bancorp Inc	1,869	69,246
Sabian Ltd	1,471	33,333
Seacoast Banking Corp of Florida	4,232	108,889
ServisFirst Bancshares Inc	2,481	204,931
Simmons First National Corp Class A	6,108	125,397
Southside Bancshares Inc	1,389	40,225
SouthState Corp	3,760	349,003
Stellar Bancorp Inc	2,332	64,503
Stock Yards Bancorp Inc (c)	1,320	91,159
Synovus Financial Corp	6,977	326,105
Texas Capital Bancshares Inc (b)	2,291	171,138
TFS Financial Corp	2,542	31,495
Tompkins Financial Corp	611	38,481
Towne Bank/Portsmouth VA	3,448	117,887
TriCo Bancshares	1,611	64,392
Triumph Financial Inc (b)	1,069	61,788
TrustCo Bank Corp NY	933	28,438
Trustmark Corp	2,981	102,815
UMB Financial Corp	2,185	220,904
United Bankshares Inc/WV	6,653	230,660
United Community Banks Inc/GA	5,902	166,023
Univest Financial Corp	1,418	40,214
Valley National Bancorp	23,406	208,079
Veritex Holdings Inc	2,661	66,445
WaFd Inc	4,064	116,149
Washington Trust Bancorp Inc	840	25,922
Webster Financial Corp	8,441	435,134
WesBanco Inc	3,313	102,570
Westamerica BanCorp	1,305	66,072
Western Alliance Bancorp	5,375	412,961
Wintrust Financial Corp	3,273	368,082
WSFS Financial Corp	2,915	151,201
Zions Bancorp NA	7,272	362,582
		16,656,388
Capital Markets - 3.9%
Acadian Asset Management Inc	1,358	35,118
Affiliated Managers Group Inc	1,490	250,365
Artisan Partners Asset Management Inc Class A	3,485	136,264
B Riley Financial Inc (c)	735	2,844
BGC Group Inc Class A	18,288	167,701
Blue Owl Capital Inc Class A (c)	25,772	516,471
Bridge Investment Group Holdings Inc Class A	1,909	18,288
Carlyle Group Inc/The	10,396	453,162
Cohen & Steers Inc (c)	1,308	104,967
Diamond Hill Investment Group Inc	134	19,141
DigitalBridge Group Inc Class A	7,628	67,279
Donnelley Financial Solutions Inc (b)	1,303	56,954
Evercore Inc Class A	1,743	348,112
Federated Hermes Inc Class B	3,854	157,128
Forge Global Holdings Inc Class A (b)	4,573	2,569
Franklin Resources Inc	15,235	293,274
GCM Grosvenor Inc Class A	2,192	29,000
Hamilton Lane Inc Class A	2,063	306,706
Houlihan Lokey Inc Class A	2,637	425,876
Interactive Brokers Group Inc Class A	5,361	887,728
Invesco Ltd	22,151	336,031
Janus Henderson Group PLC	6,267	226,552
Jefferies Financial Group Inc	7,990	428,024
Lazard Inc Class A	5,566	241,008
MarketAxess Holdings Inc	1,857	401,762
Moelis & Co Class A	3,482	203,210
Morningstar Inc	1,327	397,927
Open Lending Corp (b)	5,117	14,123
Oppenheimer Holdings Inc Class A	289	17,233
P10 Inc Class A	2,113	24,828
Perella Weinberg Partners Class A	2,867	52,753
Piper Sandler Cos	782	193,670
PJT Partners Inc Class A	1,170	161,320
Robinhood Markets Inc Class A (b)	34,981	1,455,909
SEI Investments Co	4,815	373,788
StepStone Group Inc Class A	3,128	163,375
Stifel Financial Corp	5,036	474,693
StoneX Group Inc (b)	2,107	160,933
TPG Inc Class A	4,370	207,269
Tradeweb Markets Inc Class A	5,722	849,488
Victory Capital Holdings Inc Class A	2,259	130,728
Virtu Financial Inc Class A	3,981	151,756
Virtus Invt Partners Inc	325	56,017
WisdomTree Inc	5,595	49,907
		11,051,251
Consumer Finance - 1.0%
Ally Financial Inc	13,506	492,564
Bread Financial Holdings Inc	2,472	123,798
Credit Acceptance Corp (b)(c)	313	161,618
Encore Capital Group Inc (b)	1,145	39,251
Enova International Inc (b)	1,293	124,852
EZCORP Inc Class A (b)	2,525	37,168
FirstCash Holdings Inc	1,918	230,774
Green Dot Corp Class A (b)	2,694	22,737
LendingClub Corp (b)	5,456	56,306
Lendingtree Inc (b)	545	27,397
Moneylion Inc Class A (b)	310	26,818
Navient Corp (c)	3,904	49,308
Nelnet Inc Class A	871	96,620
NerdWallet Inc Class A (b)	1,690	15,294
OneMain Holdings Inc	5,868	286,828
PRA Group Inc (b)	1,917	39,529
PROG Holdings Inc	2,082	55,381
SLM Corp	10,462	307,269
SoFi Technologies Inc Class A (b)	53,474	621,903
Upstart Holdings Inc (b)(c)	3,914	180,161
World Acceptance Corp (b)	158	19,994
		3,015,570
Financial Services - 2.4%
Affirm Holdings Inc Class A (b)	12,195	551,092
AvidXchange Holdings Inc (b)	9,330	79,118
Cannae Holdings Inc	2,710	49,674
Cantaloupe Inc (b)(c)	2,849	22,422
Cass Information Systems Inc	601	25,993
Corebridge Financial Inc	12,885	406,779
Enact Holdings Inc	1,441	50,075
Equitable Holdings Inc	15,420	803,228
Essent Group Ltd	5,232	301,991
Euronet Worldwide Inc (b)	2,046	218,615
Federal Agricultural Mortgage Corp Class C	456	85,505
Flywire Corp (b)	5,478	52,041
HA Sustainable Infrastructure Capital Inc (c)	5,863	171,434
International Money Express Inc (b)	1,401	17,681
Jackson Financial Inc	3,643	305,211
Marqeta Inc Class A (b)	20,512	84,509
Merchants Bancorp/IN	1,342	49,654
MGIC Investment Corp	12,481	309,279
Mr Cooper Group Inc (b)	3,156	377,458
NCR Atleos Corp (b)	3,615	95,364
NewtekOne Inc	1,207	14,435
NMI Holdings Inc (b)	3,922	141,388
Paymentus Holdings Inc Class A (b)	989	25,813
Payoneer Global Inc (b)	12,535	91,631
PennyMac Financial Services Inc	1,574	157,573
Radian Group Inc	7,348	242,998
Remitly Global Inc (b)	7,346	152,797
Repay Holdings Corp Class A (b)	3,588	19,985
Rocket Cos Inc Class A (c)	6,880	83,042
Sezzle Inc (b)(c)	738	25,749
Shift4 Payments Inc Class A (b)(c)	3,387	276,752
Toast Inc Class A (b)	20,424	677,464
UWM Holdings Corp Class A	4,694	25,629
Voya Financial Inc	4,742	321,318
Walker & Dunlop Inc	1,600	136,576
Western Union Co/The	16,770	177,427
WEX Inc (b)(c)	1,962	308,073
		6,935,773
Insurance - 3.8%
Ambac Financial Group Inc/Old (b)	2,337	20,449
American Coastal Insurance Corp	1,164	13,467
American Financial Group Inc/OH	3,555	466,914
Amerisafe Inc	929	48,819
Assurant Inc	2,523	529,199
Assured Guaranty Ltd	2,363	208,180
Axis Capital Holdings Ltd	3,748	375,700
Baldwin Insurance Group Inc/The Class A (b)	3,344	149,443
Bowhead Specialty Holdings Inc	381	15,488
Brighthouse Financial Inc (b)	2,930	169,911
CNO Financial Group Inc	5,074	211,332
eHealth Inc (b)	1,412	9,432
Employers Holdings Inc	1,209	61,224
Enstar Group Ltd (b)	609	202,419
Erie Indemnity Co Class A	1,229	515,012
First American Financial Corp	5,089	333,991
Genworth Financial Inc Class A (b)	21,107	149,649
Globe Life Inc	4,121	542,818
Goosehead Insurance Inc Class A (c)	1,210	142,853
Hanover Insurance Group Inc/The	1,779	309,457
HCI Group Inc	412	61,483
Hippo Holdings Inc (b)	961	24,563
Horace Mann Educators Corp	1,985	84,819
James River Group Holdings Ltd	1,881	7,900
Kemper Corp	2,984	199,480
Kinsale Capital Group Inc	1,091	531,001
Lemonade Inc (b)(c)	2,667	83,824
Lincoln National Corp	8,398	301,572
Loews Corp	8,862	814,506
MBIA Inc (b)(c)	2,075	10,334
Mercury General Corp	1,298	72,558
Old Republic International Corp	11,436	448,520
Oscar Health Inc Class A (b)	9,834	128,924
Palomar Hldgs Inc (b)	1,310	179,575
Primerica Inc	1,638	466,060
ProAssurance Corp (b)	2,492	58,188
Reinsurance Group of America Inc	3,234	636,775
RLI Corp	4,114	330,478
Root Inc/OH Class A (b)	372	49,640
Ryan Specialty Holdings Inc Class A (c)	5,233	386,562
Safety Insurance Group Inc	721	56,872
Selective Insurance Group Inc	3,004	274,986
Skyward Specialty Insurance Group Inc (b)	1,608	85,095
Stewart Information Services Corp	1,354	96,608
Tiptree Inc Class A	1,066	25,680
Trupanion Inc (b)(c)	1,625	60,564
TWFG Inc Class A (c)	596	18,422
United Fire Group Inc	1,039	30,609
Universal Insurance Holdings Inc	1,252	29,672
Unum Group	8,237	670,986
White Mountains Insurance Group Ltd	125	240,726
		10,942,739
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AGNC Investment Corp (c)	43,462	416,366
Annaly Capital Management Inc	27,536	559,256
Apollo Commercial Real Estate Finance Inc	6,228	59,602
Arbor Realty Trust Inc (c)	9,464	111,202
Ares Commercial Real Estate Corp	2,714	12,565
ARMOUR Residential REIT Inc (c)	2,704	46,238
Blackstone Mortgage Trust Inc Class A (c)	8,624	172,480
Brightspire Capital Inc Class A	6,382	35,484
Chimera Investment Corp	4,114	52,783
Claros Mortgage Trust Inc	5,601	20,892
Dynex Capital Inc	3,839	49,984
Ellington Financial Inc (c)	4,424	58,662
Franklin BSP Realty Trust Inc	4,286	54,604
Granite Point Mortgage Trust Inc	2,764	7,185
Invesco Mortgage Capital Inc (c)	2,900	22,881
Kkr Real Estate Finance Trust Inc	2,857	30,856
Ladder Capital Corp Class A	5,434	62,002
MFA Financial Inc	4,998	51,279
New York Mortgage Trust Inc	4,414	28,647
Orchid Island Capital Inc (c)	4,094	30,787
Pennymac Mortgage Investment Trust	4,281	62,717
Ready Capital Corp (c)	8,267	42,079
Redwood Trust Inc	6,473	39,291
Rithm Capital Corp	25,564	292,708
Starwood Property Trust Inc (c)	15,802	312,406
TPG RE Finance Trust Inc	3,191	26,007
Two Harbors Investment Corp	5,095	68,069
		2,727,032
TOTAL FINANCIALS		51,328,753

Health Care - 11.4%
Biotechnology - 4.7%
2seventy bio Inc (b)	2,628	12,982
4D Molecular Therapeutics Inc (b)	1,477	4,771
89bio Inc (b)	4,869	35,398
Absci Corp (b)(c)	4,116	10,331
ACADIA Pharmaceuticals Inc (b)	6,151	102,168
ACELYRIN Inc (b)(c)	3,692	9,119
Actinium Pharmaceuticals Inc (b)	1,185	1,908
Acumen Pharmaceuticals Inc (b)	1,960	2,156
Adicet Bio Inc (b)	2,272	1,715
ADMA Biologics Inc (b)	11,668	231,493
Adverum Biotechnologies Inc (b)(c)	724	3,164
Agenus Inc (b)(c)	1,174	1,767
Agios Pharmaceuticals Inc (b)	2,774	81,278
Akebia Therapeutics Inc (b)	9,382	18,013
Akero Therapeutics Inc (b)	3,138	127,026
Aldeyra Therapeutics Inc (b)	2,103	12,092
Alector Inc (b)	3,857	4,744
Alkermes PLC (b)	7,982	263,566
Allogene Therapeutics Inc (b)(c)	7,397	10,800
Altimmune Inc (b)(c)	3,468	17,340
ALX Oncology Holdings Inc (b)(c)	1,084	674
Amicus Therapeutics Inc (b)	13,313	108,634
AnaptysBio Inc (b)(c)	942	17,512
Anavex Life Sciences Corp (b)(c)	4,126	35,401
Anika Therapeutics Inc (b)	714	10,731
Annexon Inc (b)	4,206	8,118
Apellis Pharmaceuticals Inc (b)	5,299	115,889
Apogee Therapeutics Inc (b)	1,587	59,290
Arbutus Biopharma Corp (b)	7,068	24,667
Arcellx Inc (b)	1,932	126,739
Arcturus Therapeutics Holdings Inc (b)(c)	1,213	12,846
Arcus Biosciences Inc (b)	2,630	20,646
Arcutis Biotherapeutics Inc (b)	5,118	80,046
Ardelyx Inc (b)	11,469	56,313
Arrowhead Pharmaceuticals Inc (b)	6,211	79,128
ARS Pharmaceuticals Inc (b)(c)	2,558	32,180
Astria Therapeutics Inc (b)	1,735	9,265
Aura Biosciences Inc (b)	1,875	10,988
Avidity Biosciences Inc (b)	5,891	173,902
Avita Medical Inc (b)(c)	1,251	10,183
Beam Therapeutics Inc (b)	3,704	72,339
BioCryst Pharmaceuticals Inc (b)	10,050	75,375
Biohaven Ltd (b)	4,172	100,295
Biomea Fusion Inc (b)(c)	1,082	2,305
Bluebird Bio Inc (b)	387	1,889
Blueprint Medicines Corp (b)	3,131	277,125
Bridgebio Pharma Inc (b)	7,270	251,324
C4 Therapeutics Inc (b)	2,781	4,450
Cabaletta Bio Inc (b)(c)	2,140	2,964
CareDx Inc (b)	2,702	47,961
Cargo Therapeutics Inc (b)(c)	1,805	7,346
Caribou Biosciences Inc (b)	4,403	4,020
Carisma Therapeutics Inc rights (b)(e)	6,389	0
Cartesian Therapeutics Inc rights (b)(e)	3,666	1,613
Catalyst Pharmaceuticals Inc (b)	5,573	135,145
Celcuity Inc (b)	1,300	13,143
Celldex Therapeutics Inc (b)	3,229	58,606
Cogent Biosciences Inc (b)	5,020	30,070
Coherus Biosciences Inc (b)(c)	6,130	4,947
Crinetics Pharmaceuticals Inc (b)	4,586	153,814
Cullinan Therapeutics Inc (b)	2,543	19,251
Cytokinetics Inc (b)	5,831	234,348
Day One Biopharmaceuticals Inc (b)	3,499	27,747
Denali Therapeutics Inc (b)	6,136	83,419
Disc Medicine Inc (b)	967	48,002
Dynavax Technologies Corp (b)(c)	5,942	77,068
Dyne Therapeutics Inc (b)	4,035	42,206
Editas Medicine Inc (b)	3,244	3,763
Emergent BioSolutions Inc (b)(c)	2,571	12,495
Enanta Pharmaceuticals Inc (b)	1,079	5,956
Erasca Inc (b)(c)	10,586	14,503
Exelixis Inc (b)	14,070	519,464
Fate Therapeutics Inc (b)	4,751	3,754
Geron Corp (b)	25,550	40,625
Gossamer Bio Inc (b)	9,548	10,503
Halozyme Therapeutics Inc (b)	6,269	400,025
Heron Therapeutics Inc (b)(c)	6,733	14,813
Humacyte Inc Class A (b)(c)	4,777	8,145
Ideaya Biosciences Inc (b)	4,206	68,894
IGM Biosciences Inc (b)	1,057	1,216
ImmunityBio Inc (b)(c)	7,939	23,896
Immunovant Inc (b)	3,211	54,876
Incyte Corp (b)	7,879	477,073
Inhibrx Biosciences Inc	513	7,177
Inovio Pharmaceuticals Inc (b)(c)	1,082	1,764
Inozyme Pharma Inc (b)	2,191	1,994
Insmed Inc (b)	8,814	672,420
Intellia Therapeutics Inc (b)	4,956	35,237
Ionis Pharmaceuticals Inc (b)	7,812	235,688
Iovance Biotherapeutics Inc (b)(c)	10,951	36,467
Ironwood Pharmaceuticals Inc Class A (b)	6,817	10,021
iTeos Therapeutics Inc (b)	1,368	8,167
Janux Therapeutics Inc (b)	1,570	42,390
KalVista Pharmaceuticals Inc (b)	1,819	20,991
Karyopharm Therapeutics Inc (b)(c)	364	1,361
Keros Therapeutics Inc (b)	1,773	18,067
Kiniksa Pharmaceuticals International Plc Class A (b)	1,746	38,779
Kodiak Sciences Inc (b)	1,539	4,317
Krystal Biotech Inc (b)	1,254	226,096
Kura Oncology Inc (b)	3,760	24,816
Kymera Therapeutics Inc (b)	2,332	63,827
Larimar Therapeutics Inc (b)	1,745	3,752
Lexeo Therapeutics Inc (b)	1,247	4,327
Lexicon Pharmaceuticals Inc (b)(c)	8,155	3,758
Lyell Immunopharma Inc (b)	8,595	4,624
MacroGenics Inc (b)	3,288	4,176
Madrigal Pharmaceuticals Inc (b)	839	277,902
MannKind Corp (b)	13,378	67,291
Mersana Therapeutics Inc (b)	4,062	1,398
MiMedx Group Inc (b)	5,721	43,480
Mineralys Therapeutics Inc (b)	1,164	18,484
Mirum Pharmaceuticals Inc (b)	2,014	90,731
Myriad Genetics Inc (b)	4,420	39,205
Natera Inc (b)	6,503	919,589
Neurocrine Biosciences Inc (b)	4,986	551,452
Novavax Inc (b)(c)	7,799	49,992
Nurix Therapeutics Inc (b)	3,182	37,802
Nuvalent Inc Class A (b)	1,882	133,471
Ocugen Inc (b)(c)	14,619	10,325
Olema Pharmaceuticals Inc (b)	1,856	6,979
OmniAb Operations Inc (b)(e)	200	430
OmniAb Operations Inc (b)(e)	200	382
Organogenesis Holdings Inc Class A (b)	3,645	15,746
ORIC Pharmaceuticals Inc (b)	2,230	12,443
PDL BioPharma Inc (b)(e)	2,200	0
PDS Biotechnology Corp (b)	1,390	1,654
Praxis Precision Medicines Inc (b)	879	33,288
Precigen Inc (b)(c)	7,055	10,512
Prime Medicine Inc (b)(c)	3,074	6,117
Protagonist Therapeutics Inc (b)	2,967	143,484
PTC Therapeutics Inc (b)	3,814	194,361
Puma Biotechnology Inc (b)	1,775	5,254
RAPT Therapeutics Inc (b)	1,175	1,434
Recursion Pharmaceuticals Inc Class A (b)(c)	14,316	75,732
REGENXBIO Inc (b)	2,219	15,866
Relay Therapeutics Inc (b)	6,847	17,939
Replimune Group Inc (b)(c)	2,893	28,207
Revolution Medicines Inc (b)	8,452	298,863
Rhythm Pharmaceuticals Inc (b)	2,583	136,822
Rigel Pharmaceuticals Inc (b)	861	15,489
Rocket Pharmaceuticals Inc (b)	4,079	27,207
Roivant Sciences Ltd (b)	21,247	214,382
Sage Therapeutics Inc (b)	2,606	20,718
Sana Biotechnology Inc (b)(c)	6,299	10,582
Sangamo Therapeutics Inc (b)(c)	9,789	6,420
Sarepta Therapeutics Inc (b)	4,710	300,592
Savara Inc (b)(c)	5,433	15,049
Scholar Rock Holding Corp (b)	3,659	117,637
SpringWorks Therapeutics Inc (b)	3,699	163,237
Stoke Therapeutics Inc (b)	1,944	12,928
Summit Therapeutics Inc (b)(c)	6,957	134,201
Sutro Biopharma Inc (b)	3,405	2,215
Syndax Pharmaceuticals Inc (b)	4,150	50,983
Tango Therapeutics Inc (b)	3,207	4,394
Tenaya Therapeutics Inc (b)(c)	2,930	1,670
TG Therapeutics Inc (b)	6,602	260,317
Travere Therapeutics Inc (b)	3,897	69,834
Twist Bioscience Corp (b)	2,915	114,443
Tyra Biosciences Inc (b)	1,025	9,533
Ultragenyx Pharmaceutical Inc (b)	4,575	165,661
United Therapeutics Corp (b)	2,198	677,577
Vanda Pharmaceuticals Inc (b)	2,644	12,136
Vaxcyte Inc (b)	5,656	213,571
Vera Therapeutics Inc Class A (b)	2,750	66,055
Veracyte Inc (b)	3,828	113,500
Vericel Corp (b)	2,439	108,828
Verve Therapeutics Inc (b)	3,277	14,976
Viking Therapeutics Inc (b)	5,505	132,946
Vir Biotechnology Inc (b)	4,458	28,888
Viridian Therapeutics Inc (b)	3,415	46,034
Voyager Therapeutics Inc (b)	2,222	7,510
X4 Pharmaceuticals Inc (b)(c)	6,250	1,478
Xencor Inc (b)	3,385	36,016
Y-mAbs Therapeutics Inc (b)	1,647	7,296
Zentalis Pharmaceuticals Inc (b)	2,808	4,465
		13,287,375
Health Care Equipment & Supplies - 2.1%
Alphatec Holdings Inc (b)	4,925	49,940
AngioDynamics Inc (b)	1,907	17,907
Artivion Inc (b)	1,826	44,883
AtriCure Inc (b)	2,374	76,585
Avanos Medical Inc (b)	2,262	32,414
Axogen Inc (b)	2,134	39,479
Butterfly Network Inc Class A (b)(c)	7,777	17,732
Cerus Corp (b)	9,066	12,602
CONMED Corp	1,503	90,766
CVRx Inc (b)	743	9,087
DENTSPLY SIRONA Inc	9,826	146,800
Embecta Corp	2,805	35,764
Enovis Corp (b)	2,721	103,969
Envista Holdings Corp (b)	8,530	147,228
Glaukos Corp (b)	2,718	267,506
Globus Medical Inc Class A (b)	5,589	409,115
Haemonetics Corp (b)	2,482	157,731
ICU Medical Inc (b)	1,209	167,882
Inogen Inc (b)	1,097	7,822
Inspire Medical Systems Inc (b)	1,478	235,416
Integer Holdings Corp (b)	1,651	194,835
Integra LifeSciences Holdings Corp (b)	3,252	71,511
iRadimed Corp	389	20,415
iRhythm Technologies Inc (b)	1,549	162,149
Lantheus Holdings Inc (b)	3,428	334,573
LeMaitre Vascular Inc	999	83,816
LivaNova PLC (b)	2,647	103,974
Masimo Corp (b)	2,190	364,854
Merit Medical Systems Inc (b)	2,867	303,071
Neogen Corp (b)(c)	9,605	83,275
Nevro Corp (b)	1,866	10,897
Novocure Ltd (b)	4,797	85,483
Omnicell Inc (b)	2,311	80,793
OraSure Technologies Inc (b)	3,682	12,408
Orthofix Medical Inc (b)	1,860	30,337
OrthoPediatrics Corp (b)	779	19,187
Outset Medical Inc (b)	128	1,415
Paragon 28 Inc (b)(c)	1,907	24,905
Penumbra Inc (b)	1,891	505,672
PROCEPT BioRobotics Corp (b)	2,670	155,554
Pulmonx Corp (b)	1,899	12,780
QuidelOrtho Corp (b)	3,265	114,177
RxSight Inc (b)	1,761	44,465
Semler Scientific Inc (b)(c)	298	10,788
Senseonics Holdings Inc (b)	28,525	18,715
SI-BONE Inc (b)	1,824	25,591
Sight Sciences Inc (b)	1,675	4,020
Solventum Corp (b)	6,809	517,756
STAAR Surgical Co (b)	2,406	42,418
Surmodics Inc (b)	710	21,676
Tactile Systems Technology Inc (b)	1,194	15,785
Tandem Diabetes Care Inc (b)	3,271	62,672
Teleflex Inc	2,290	316,455
TransMedics Group Inc (b)(c)	1,672	112,492
Treace Medical Concepts Inc (b)	2,086	17,502
UFP Technologies Inc (b)	356	71,809
Utah Medical Products Inc	165	9,247
Varex Imaging Corp (b)	1,999	23,188
Zimvie Inc (b)	1,321	14,267
Zynex Inc (b)(c)	701	1,541
		6,177,096
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc (b)	4,592	139,229
Accolade Inc (b)	3,583	25,009
AdaptHealth Corp (b)	5,133	55,642
Addus HomeCare Corp (b)	895	88,507
agilon health Inc (b)	14,817	64,158
Alignment Healthcare Inc (b)	4,933	91,852
Amedisys Inc (b)	1,620	150,061
AMN Healthcare Services Inc (b)	1,852	45,300
Astrana Health Inc (b)	2,028	62,888
Brookdale Senior Living Inc (b)	9,555	59,814
Castle Biosciences Inc (b)	1,350	27,027
Chemed Corp	738	454,106
Clover Health Investments Corp Class A (b)	20,565	73,828
Community Health Systems Inc (b)	5,865	15,836
Concentra Group Holdings Parent Inc (c)	5,365	116,421
CorVel Corp (b)	1,355	151,719
Cross Country Healthcare Inc (b)	1,556	23,169
DaVita Inc (b)	2,219	339,440
DocGo Inc Class A (b)(c)	4,327	11,423
Encompass Health Corp	4,945	500,830
Enhabit Inc (b)	2,431	21,368
Ensign Group Inc/The	2,798	362,061
Fulgent Genetics Inc (b)(c)	975	16,478
Guardant Health Inc (b)	6,090	259,434
HealthEquity Inc (b)	4,302	380,168
Henry Schein Inc (b)	6,143	420,734
Hims & Hers Health Inc Class A (b)	9,424	278,479
LifeStance Health Group Inc (b)	6,294	41,918
ModivCare Inc (b)(c)	502	659
National HealthCare Corp	604	56,051
National Research Corp Class A	714	9,138
NeoGenomics Inc (b)	6,450	61,211
OPKO Health Inc (b)(c)	16,813	27,910
Option Care Health Inc (b)	8,388	293,161
Owens & Minor Inc (b)	3,591	32,427
Patterson Cos Inc	3,819	119,306
Pediatrix Medical Group Inc (b)	4,120	59,699
Pennant Group Inc/The (b)	1,649	41,472
Premier Inc Class A (c)	4,781	92,178
Privia Health Group Inc (b)	5,135	115,281
Progyny Inc (b)	3,719	83,082
RadNet Inc (b)	3,218	159,999
Select Medical Holdings Corp	5,181	86,523
Surgery Partners Inc (b)	3,631	86,236
Talkspace Inc Class A (b)	6,809	17,431
Tenet Healthcare Corp (b)	4,683	629,864
Universal Health Services Inc Class B	2,891	543,219
US Physical Therapy Inc	735	53,185
		6,844,931
Health Care Technology - 0.3%
American Well Corp (b)	716	5,642
Certara Inc (b)	5,322	52,688
Claritev Corp Class A (b)(c)	262	5,405
Definitive Healthcare Corp Class A (b)	2,701	7,806
Doximity Inc Class A (b)	6,320	366,751
Evolent Health Inc Class A (b)	5,207	49,310
GoodRx Holdings Inc Class A (b)	4,497	19,832
Health Catalyst Inc (b)	3,006	13,617
HealthStream Inc	1,169	37,618
OptimizeRx Corp (b)	714	6,183
Phreesia Inc (b)	2,754	70,392
Schrodinger Inc/United States (b)	2,699	53,278
Simulations Plus Inc	795	19,493
Teladoc Health Inc (b)	8,648	68,838
TruBridge Inc (b)	620	17,062
Waystar Holding Corp (b)	2,311	86,340
		880,255
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (b)	5,398	47,125
Adaptive Biotechnologies Corp (b)	5,458	40,553
Azenta Inc (b)	2,260	78,286
Bio-Rad Laboratories Inc Class A (b)	951	231,626
BioLife Solutions Inc (b)	1,753	40,039
Bruker Corp	5,474	228,485
Codexis Inc (b)	3,919	10,541
CryoPort Inc (b)(c)	2,316	14,081
Cytek Biosciences Inc (b)	5,192	20,820
Fortrea Holdings Inc (b)	4,371	33,001
Lifecore Biomedical Inc (b)(c)	1,770	12,461
Maravai LifeSciences Holdings Inc Class A (b)	5,782	12,778
MaxCyte Inc (United States) (b)	5,243	14,313
Medpace Holdings Inc (b)	1,257	382,995
Mesa Laboratories Inc	263	31,208
OmniAb Inc (b)(c)	4,545	10,908
Pacific Biosciences of California Inc (b)(c)	12,339	14,560
Quanterix Corp (b)	1,762	11,471
Repligen Corp (b)	2,571	327,134
Sotera Health Co (b)(c)	7,441	86,762
Standard BioTools Inc (b)	14,210	15,347
		1,664,494
Pharmaceuticals - 1.3%
Alumis Inc (c)	648	3,979
Amneal Intermediate Inc Class A (b)	7,174	60,118
Amphastar Pharmaceuticals Inc (b)	1,895	54,936
Amylyx Pharmaceuticals Inc (b)	2,587	9,158
ANI Pharmaceuticals Inc (b)	813	54,430
Arvinas Inc (b)	3,121	21,909
Assertio Holdings Inc (b)	4,049	2,731
Atea Pharmaceuticals Inc (b)	3,616	10,812
Axsome Therapeutics Inc (b)	2,010	234,426
Cassava Sciences Inc (b)(c)	2,006	3,009
Collegium Pharmaceutical Inc (b)	1,569	46,835
Corcept Therapeutics Inc (b)	4,599	525,298
CorMedix Inc (b)	2,933	18,067
Edgewise Therapeutics Inc (b)	2,947	64,834
Elanco Animal Health Inc (b)	24,385	256,043
Enliven Therapeutics Inc (b)(c)	1,568	30,858
Esperion Therapeutics Inc (b)	8,813	12,691
Evolus Inc (b)	2,470	29,714
EyePoint Pharmaceuticals Inc (b)(c)	3,290	17,832
Fulcrum Therapeutics Inc (b)	1,935	5,573
Harmony Biosciences Holdings Inc (b)	1,852	61,468
Harrow Inc (b)	1,487	39,554
Innoviva Inc (b)	2,714	49,205
Intra-Cellular Therapies Inc (b)	4,856	640,605
Jazz Pharmaceuticals PLC (b)	2,978	369,719
Ligand Pharmaceuticals Inc (b)	942	99,042
Liquidia Corp (b)	2,279	33,615
Mind Medicine MindMed Inc (b)(c)	3,200	18,720
Nuvation Bio Inc Class A (b)	12,315	21,674
Ocular Therapeutix Inc (b)	6,155	45,116
Omeros Corp (b)(c)	2,706	22,243
Organon & Co	12,727	189,505
Pacira BioSciences Inc (b)	2,251	55,937
Perrigo Co PLC	6,775	189,971
Phathom Pharmaceuticals Inc (b)(c)	2,143	13,437
Phibro Animal Health Corp Class A	966	20,634
Pliant Therapeutics Inc (b)	2,609	3,522
Prestige Consumer Healthcare Inc (b)	2,434	209,251
Rapport Therapeutics Inc (b)(c)	406	4,072
scPharmaceuticals Inc (b)(c)	1,507	3,963
SIGA Technologies Inc	2,025	11,097
Supernus Pharmaceuticals Inc (b)	2,765	90,554
Tarsus Pharmaceuticals Inc (b)	1,744	89,589
Terns Pharmaceuticals Inc (b)	2,842	7,844
Theravance Biopharma Inc (b)	1,739	15,529
Ventyx Biosciences Inc (b)	3,330	3,830
WaVe Life Sciences Ltd (b)	5,729	46,290
Xeris Biopharma Holdings Inc (b)	7,388	40,560
Xeris Biopharma Holdings Inc rights (b)(e)	1,262	0
Zevra Therapeutics Inc (b)	2,358	17,661
		3,877,460
TOTAL HEALTH CARE		32,731,611

Industrials - 18.8%
Aerospace & Defense - 1.4%
AAR Corp (b)	1,760	98,542
AeroVironment Inc (b)	1,382	164,721
AerSale Corp (b)	1,553	11,632
Archer Aviation Inc Class A (b)(c)	14,475	102,917
Astronics Corp (b)	1,428	34,515
BWX Technologies Inc	4,502	444,122
Cadre Holdings Inc	1,269	37,575
Curtiss-Wright Corp	1,868	592,661
Ducommun Inc (b)	656	38,068
Hexcel Corp	3,986	218,273
Huntington Ingalls Industries Inc	1,927	393,185
Kratos Defense & Security Solutions Inc (b)	7,451	221,220
Leonardo DRS Inc	3,690	121,327
Mercury Systems Inc (b)	2,529	108,975
Moog Inc Class A	1,417	245,637
National Presto Industries Inc	255	22,417
Rocket Lab USA Inc Class A (b)(c)	17,243	308,305
Spirit AeroSystems Holdings Inc Class A (b)	5,763	198,593
Triumph Group Inc (b)	3,764	95,380
V2X Inc (b)	687	33,697
Virgin Galactic Holdings Inc Class A (b)(c)	1,376	4,169
Woodward Inc	2,934	535,426
		4,031,357
Air Freight & Logistics - 0.4%
Air Transport Services Group Inc (b)	2,450	54,978
CH Robinson Worldwide Inc	5,816	595,559
Forward Air Corp Class A (b)(c)	991	19,909
GXO Logistics Inc (b)	5,893	230,298
Hub Group Inc Class A	3,021	112,291
		1,013,035
Building Products - 2.3%
A O Smith Corp	5,872	383,794
AAON Inc	3,327	259,939
Advanced Drainage Systems Inc	3,482	378,319
Allegion plc	4,272	557,325
American Woodmark Corp (b)	760	44,711
Apogee Enterprises Inc	1,073	49,712
Armstrong World Industries Inc	2,139	301,342
AZEK Co Inc/The Class A (b)	7,144	349,270
AZZ Inc	1,487	124,328
CSW Industrials Inc	830	241,962
Fortune Brands Innovations Inc	6,127	373,012
Gibraltar Industries Inc (b)	1,489	87,345
Griffon Corp	1,963	140,355
Hayward Holdings Inc (b)	6,909	96,173
Insteel Industries Inc	955	25,116
Janus International Group Inc (b)	7,190	51,768
JELD-WEN Holding Inc (b)	4,129	24,649
Lennox International Inc	1,579	885,551
Masterbrand Inc (b)	6,360	83,062
Owens Corning	4,227	603,700
Quanex Building Products Corp	2,308	42,905
Resideo Technologies Inc (b)	7,285	128,945
Simpson Manufacturing Co Inc	2,087	327,826
Tecnoglass Inc	1,080	77,274
Trex Co Inc (b)	5,288	307,233
UFP Industries Inc	3,002	321,334
Zurn Elkay Water Solutions Corp	7,012	231,256
		6,498,206
Commercial Services & Supplies - 1.5%
ABM Industries Inc	3,119	147,716
ACCO Brands Corp	4,657	19,512
ACV Auctions Inc Class A (b)	7,831	110,339
Brady Corp Class A	2,187	154,490
BrightView Holdings Inc (b)	2,811	36,093
Brink's Co/The	2,158	185,933
Casella Waste Systems Inc Class A (b)	3,070	342,336
CECO Environmental Corp (b)	1,396	31,829
Clean Harbors Inc (b)	2,495	491,765
CoreCivic Inc (b)	5,371	108,978
Deluxe Corp	2,152	34,023
Driven Brands Holdings Inc (b)	2,855	48,935
Ennis Inc	1,257	25,253
Enviri Corp (b)	3,936	26,174
GEO Group Inc/The (b)	6,706	195,882
Healthcare Services Group Inc (b)	3,572	36,006
HNI Corp	2,374	105,287
Interface Inc	2,843	56,405
Liquidity Services Inc (b)	1,083	33,584
Matthews International Corp Class A	1,487	33,071
MillerKnoll Inc	3,413	65,325
Montrose Environmental Group Inc (b)(c)	1,548	22,074
MSA Safety Inc	1,940	284,579
OPENLANE Inc (b)	5,291	102,010
Pitney Bowes Inc	7,935	71,812
Pursuit Attractions and Hospitality Inc (b)	1,032	36,522
Rollins Inc	13,792	745,182
Steelcase Inc Class A	4,580	50,197
Tetra Tech Inc	13,189	385,778
UniFirst Corp/MA	741	128,934
Vestis Corp	5,568	55,123
VSE Corp	861	103,311
		4,274,458
Construction & Engineering - 1.8%
AECOM	6,589	610,998
Ameresco Inc Class A (b)	1,573	19,002
API Group Corp (b)	11,907	425,794
Arcosa Inc	2,411	185,936
Argan Inc	641	84,080
Bowman Consulting Group Ltd (b)	719	15,696
Comfort Systems USA Inc	1,748	563,433
Construction Partners Inc Class A (b)	2,311	166,092
Dycom Industries Inc (b)	1,436	218,760
EMCOR Group Inc	2,266	837,582
Everus Construction Group Inc	2,529	93,801
Fluor Corp (b)	8,456	302,894
Granite Construction Inc	2,148	161,959
Great Lakes Dredge & Dock Corp (b)	3,268	28,432
IES Holdings Inc (b)	409	67,530
Limbach Holdings Inc (b)	500	37,235
MasTec Inc (b)	3,033	353,981
Matrix Service Co (b)	1,187	14,754
MYR Group Inc (b)	804	90,924
Primoris Services Corp	2,655	152,424
Sterling Infrastructure Inc (b)	1,515	171,513
Tutor Perini Corp (b)	2,144	49,698
Valmont Industries Inc	986	281,375
WillScot Holdings Corp	9,114	253,369
		5,187,262
Electrical Equipment - 1.1%
Acuity Inc	1,504	396,079
Allient Inc	700	15,386
American Superconductor Corp (b)	1,939	35,173
Array Technologies Inc (b)	7,028	34,226
Atkore Inc	1,787	107,202
Blink Charging Co (b)(c)	4,524	4,152
Bloom Energy Corp Class A (b)(c)	9,808	192,825
ChargePoint Holdings Inc Class A (b)(c)	19,039	11,519
Energy Vault Holdings Inc Class A (b)(c)	4,289	2,983
EnerSys	1,973	180,687
Enovix Corp Class B (b)(c)	8,013	58,815
Eos Energy Enterprises Inc (b)(c)	10,540	39,841
Fluence Energy Inc Class A (b)(c)	3,022	14,657
FuelCell Energy Inc (b)(c)	982	4,507
Generac Holdings Inc (b)	2,931	371,211
GrafTech International Ltd (b)	9,260	8,097
Hyliion Holdings Corp Class A (b)	6,021	8,429
LSI Industries Inc	1,269	21,573
Net Power Inc Class A (b)(c)	1,747	4,595
NEXTracker Inc Class A (b)	7,085	298,562
NuScale Power Corp Class A (b)(c)	4,539	64,272
nVent Electric PLC	8,124	425,861
Plug Power Inc (b)(c)	41,050	55,418
Powell Industries Inc (c)	456	77,670
Preformed Line Products Co	142	19,893
Regal Rexnord Corp	3,267	371,948
Sensata Technologies Holding PLC	7,398	179,549
Shoals Technologies Group Inc (b)	8,188	27,184
Stem Inc Class A (b)(c)	7,892	2,765
Sunrun Inc (b)(c)	11,232	65,820
Thermon Group Holdings Inc (b)	1,657	46,147
TPI Composites Inc (b)(c)	2,349	1,893
Vicor Corp (b)	1,123	52,534
		3,201,473
Ground Transportation - 1.1%
ArcBest Corp	1,165	82,226
Avis Budget Group Inc (b)(c)	847	64,287
Covenant Logistics Group Inc Class A	744	16,517
Ftai Infrastructure Inc	5,484	24,843
Heartland Express Inc	2,107	19,427
Hertz Global Holdings Inc (b)(c)	5,792	22,820
Knight-Swift Transportation Holdings Inc	7,985	347,268
Landstar System Inc	1,748	262,550
Lyft Inc Class A (b)	18,045	214,194
Marten Transport Ltd	2,834	38,882
Proficient Auto Logistics Inc	816	6,829
RXO Inc (b)(c)	6,932	132,401
Ryder System Inc	2,079	298,981
Saia Inc (b)	1,311	458,103
Schneider National Inc Class B	2,294	52,418
U-Haul Holding Co (b)(c)	619	40,458
U-Haul Holding Co Class N	4,790	283,472
Werner Enterprises Inc (c)	3,019	88,457
XPO Inc (b)	5,735	616,971
		3,071,104
Machinery - 4.5%
3D Systems Corp (b)	6,630	14,056
AGCO Corp	3,058	283,079
Alamo Group Inc	507	90,352
Albany International Corp Class A	1,556	107,426
Allison Transmission Holdings Inc	4,257	407,267
Astec Industries Inc	1,117	38,481
Atmus Filtration Technologies Inc	4,087	150,116
Blue Bird Corp (b)	1,577	51,047
Chart Industries Inc (b)	2,072	299,114
CNH Industrial NV Class A	42,995	527,979
Columbus McKinnon Corp/NY	1,410	23,871
Crane Co	2,398	367,326
Desktop Metal Inc (b)(c)	1,079	5,298
Donaldson Co Inc	5,889	394,916
Douglas Dynamics Inc	1,120	26,018
Energy Recovery Inc (b)	2,815	44,730
Enerpac Tool Group Corp Class A	2,654	119,058
Enpro Inc	1,040	168,262
Esab Corp	2,801	326,317
ESCO Technologies Inc	1,278	203,355
Federal Signal Corp	3,015	221,753
Flowserve Corp	6,461	315,555
Franklin Electric Co Inc	1,948	182,878
Gates Industrial Corp PLC (b)	11,163	205,511
Gorman-Rupp Co/The	1,003	35,205
Graco Inc	8,308	693,801
Graham Corp (b)	501	14,439
Greenbrier Cos Inc/The (c)	1,565	80,159
Helios Technologies Inc	1,619	51,954
Hillenbrand Inc	3,508	84,683
Hillman Solutions Corp Class A (b)	9,578	84,191
Hyster-Yale Inc Class A	538	22,349
ITT Inc	4,010	517,932
JBT Marel Corp	1,574	192,343
Kadant Inc (c)	580	195,408
Kennametal Inc	3,805	81,047
Lincoln Electric Holdings Inc	2,781	526,054
Lindsay Corp	530	67,056
Manitowoc Co Inc/The (b)	1,677	14,405
Middleby Corp/The (b)	2,649	402,595
Miller Industries Inc/TN	560	23,727
Mueller Industries Inc	5,603	426,612
Mueller Water Products Inc Class A1	7,730	196,497
Nordson Corp	2,677	540,004
Oshkosh Corp	3,207	301,715
Pentair PLC	8,107	709,200
Proto Labs Inc (b)	1,177	41,242
RBC Bearings Inc (b)	1,538	494,882
REV Group Inc	2,527	79,853
Shyft Group Inc/The	1,549	12,531
Snap-on Inc	2,578	868,812
SPX Technologies Inc (b)	2,288	294,649
Standex International Corp	589	95,059
Symbotic Inc Class A (b)(c)	1,871	37,813
Tennant CO	923	73,609
Terex Corp	3,313	125,165
Timken Co/The	3,144	225,959
Titan International Inc (b)	2,417	20,279
Toro Co/The	5,063	368,333
Trinity Industries Inc	4,057	113,839
Wabash National Corp	2,158	23,846
Watts Water Technologies Inc Class A	1,351	275,496
Worthington Enterprises Inc	1,509	75,586
		13,062,094
Marine Transportation - 0.1%
Genco Shipping & Trading Ltd	2,112	28,216
Kirby Corp (b)	2,827	285,556
Matson Inc	1,638	209,942
Pangaea Logistics Solutions Ltd	1,687	8,030
		531,744
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	6,254	307,822
Allegiant Travel Co	704	36,362
American Airlines Group Inc (b)	32,386	341,672
Blade Air Mobility Inc (b)	3,052	8,331
Frontier Group Holdings Inc (b)(c)	3,988	17,308
JetBlue Airways Corp (b)	14,521	69,991
Joby Aviation Inc Class A (b)(c)	23,796	143,252
SkyWest Inc (b)	1,988	173,692
Sun Country Airlines Holdings Inc (b)	1,896	23,359
		1,121,789
Professional Services - 2.3%
Alight Inc Class A	22,389	132,767
Asure Software Inc (b)(c)	1,160	11,078
Barrett Business Services Inc	1,270	52,261
CACI International Inc (b)	1,105	405,447
Cbiz Inc (b)	2,468	187,222
Clarivate PLC (b)(c)	22,235	87,384
Concentrix Corp (c)	2,311	128,584
Conduent Inc (b)	7,344	19,829
CRA International Inc	330	57,156
CSG Systems International Inc	1,387	83,872
Dayforce Inc (b)	7,770	453,224
Dun & Bradstreet Holdings Inc	15,307	136,845
ExlService Holdings Inc (b)	7,897	372,817
Exponent Inc	2,505	203,055
First Advantage Corp (b)(c)	2,901	40,875
FiscalNote Holdings Inc Class A (b)	3,113	2,515
Forrester Research Inc (b)	562	5,193
Franklin Covey Co (b)	546	15,081
FTI Consulting Inc (b)	1,740	285,499
Genpact Ltd	7,986	402,335
Heidrick & Struggles International Inc	991	42,445
Huron Consulting Group Inc (b)	796	114,186
ICF International Inc	914	77,663
Innodata Inc (b)(c)	1,244	44,660
Insperity Inc	1,765	157,491
KBR Inc	6,570	327,252
Kelly Services Inc Class A	1,575	20,743
Kforce Inc	853	41,703
Korn Ferry	2,569	174,255
Legalzoom.com Inc (b)	5,304	45,667
ManpowerGroup Inc	2,324	134,513
Maximus Inc	2,972	202,661
NV5 Global Inc (b)	2,541	48,965
Parsons Corp (b)	2,307	136,597
Paycom Software Inc	2,395	523,260
Paycor HCM Inc (b)	4,044	90,747
Paylocity Holding Corp (b)	2,143	401,470
Planet Labs PBC Class A (b)	10,246	34,631
Rcm Technologies Inc (b)(c)	268	4,181
Resources Connection Inc	1,546	10,111
Robert Half Inc	5,007	273,132
Science Applications International Corp	2,445	274,500
Spire Global Inc Class A (b)(c)	1,147	9,279
TriNet Group Inc	1,500	118,860
TrueBlue Inc (b)	1,490	7,912
TTEC Holdings Inc (c)	1,073	3,529
Upwork Inc (b)	6,182	80,675
Verra Mobility Corp Class A (b)	8,126	182,916
		6,667,043
Trading Companies & Distributors - 1.9%
Air Lease Corp Class A	5,129	247,782
Alta Equipment Group Inc Class A (c)	908	4,259
Applied Industrial Technologies Inc	1,893	426,569
Beacon Roofing Supply Inc (b)	3,049	377,161
BlueLinx Holdings Inc (b)	432	32,391
Boise Cascade Co	1,903	186,665
Core & Main Inc Class A (b)	9,494	458,655
Custom Truck One Source Inc Class A (b)(c)	2,655	11,204
Distribution Solutions Group Inc (b)	458	12,824
DNOW Inc (b)	5,197	88,765
DXP Enterprises Inc/TX (b)	622	51,166
FTAI Aviation Ltd	5,054	561,146
GATX Corp	1,751	271,878
Global Industrial Co	651	14,582
GMS Inc (b)	1,954	142,974
H&E Equipment Services Inc	1,534	145,408
Herc Holdings Inc	1,400	187,978
Hudson Technologies Inc (b)	1,944	11,994
Karat Packaging Inc	354	9,409
McGrath RentCorp	1,220	135,908
Mrc Global Inc (b)	4,136	47,481
MSC Industrial Direct Co Inc Class A	2,217	172,194
Rush Enterprises Inc Class A	3,085	164,770
SiteOne Landscape Supply Inc (b)(c)	2,235	271,418
Titan Machinery Inc (b)(c)	967	16,478
Transcat Inc (b)	445	33,130
Watsco Inc	1,715	871,735
Wesco International Inc	2,199	341,505
Xometry Inc Class A (b)	2,156	53,728
		5,351,157
TOTAL INDUSTRIALS		54,010,722

Information Technology - 9.9%
Communications Equipment - 0.7%
ADTRAN Holdings Inc (b)	3,453	30,110
Applied Optoelectronics Inc (b)(c)	2,075	31,851
Aviat Networks Inc (b)	587	11,253
Calix Inc (b)	2,934	103,981
Ciena Corp (b)	7,117	430,080
Clearfield Inc (b)	573	17,030
CommScope Holding Co Inc (b)	10,515	55,835
Comtech Telecommunications Corp (b)	1,444	2,310
Digi International Inc (b)	1,781	49,565
Extreme Networks Inc (b)	6,459	85,453
Harmonic Inc (b)	5,671	54,385
Juniper Networks Inc	16,286	589,390
Lumentum Holdings Inc (b)	3,388	211,208
Netgear Inc (b)	1,392	34,048
NetScout Systems Inc (b)	3,597	75,573
Viasat Inc (b)	4,107	42,795
Viavi Solutions Inc (b)	11,047	123,616
		1,948,483
Electronic Equipment, Instruments & Components - 1.8%
Advanced Energy Industries Inc	1,866	177,848
Arlo Technologies Inc (b)	4,874	48,106
Arrow Electronics Inc (b)	2,592	269,127
Avnet Inc	4,287	206,162
Badger Meter Inc	1,450	275,863
Bel Fuse Inc Class B	510	38,179
Belden Inc	1,991	199,598
Benchmark Electronics Inc	1,759	66,895
Cognex Corp	8,476	252,839
Coherent Corp (b)	7,623	495,038
Crane NXT Co	2,436	125,210
CTS Corp	1,482	61,577
Daktronics Inc (b)	1,927	23,471
ePlus Inc (b)	1,296	79,095
Evolv Technologies Holdings Inc Class A (b)	5,314	16,580
FARO Technologies Inc (b)	949	25,908
Insight Enterprises Inc (b)	1,347	202,037
IPG Photonics Corp (b)	1,341	84,671
Itron Inc (b)	2,221	232,672
Kimball Electronics Inc (b)	1,235	20,316
Knowles Corp (b)	4,282	65,086
Lightwave Logic Inc (b)(c)	5,869	6,015
Littelfuse Inc	1,226	241,203
Methode Electronics Inc	1,783	11,376
MicroVision Inc (b)(c)	10,238	12,695
Mirion Technologies Inc Class A (b)	9,316	135,082
Napco Security Technologies Inc	1,801	41,459
nLight Inc (b)	2,339	18,174
Novanta Inc (b)	1,776	227,097
OSI Systems Inc (b)	768	149,253
Ouster Inc Class A (b)	2,036	18,283
PAR Technology Corp (b)(c)	1,769	108,510
PC Connection Inc	602	37,577
Plexus Corp (b)	1,344	172,207
Richardson Electronics Ltd/United States	617	6,885
Rogers Corp (b)	827	55,847
Sanmina Corp (b)	2,692	205,077
ScanSource Inc (b)	1,057	35,949
SmartRent Inc Class A (b)	8,644	10,459
TD SYNNEX Corp	3,729	387,667
TTM Technologies Inc (b)	4,961	101,750
Vishay Intertechnology Inc (c)	5,620	89,358
Vishay Precision Group Inc (b)	598	14,406
Vontier Corp	7,407	243,320
		5,295,927
IT Services - 0.5%
Amdocs Ltd	5,616	513,864
Applied Digital Corp (b)(c)	8,348	46,916
ASGN Inc (b)	2,189	137,951
BigCommerce Holdings Inc (b)	3,193	18,392
Couchbase Inc (b)	1,960	30,870
DigitalOcean Holdings Inc (b)	3,160	105,512
DXC Technology Co (b)	8,960	152,768
Fastly Inc Class A (b)	6,517	41,253
Grid Dynamics Holdings Inc (b)	2,992	46,825
Hackett Group Inc/The	1,230	35,941
Kyndryl Holdings Inc (b)	11,443	359,310
Rackspace Technology Inc (b)	3,906	6,600
Unisys Corp (b)	3,318	15,230
		1,511,432
Semiconductors & Semiconductor Equipment - 1.5%
ACM Research Inc Class A (b)	2,383	55,619
Aehr Test Systems (b)(c)	1,352	9,856
Alpha & Omega Semiconductor Ltd (b)	1,159	28,813
Ambarella Inc (b)	1,918	96,533
Amkor Technology Inc	5,643	101,913
Atomera Inc (b)(c)	1,428	5,712
Axcelis Technologies Inc (b)	1,593	79,124
AXT Inc (b)	1,600	2,255
CEVA Inc (b)	1,152	29,503
Cirrus Logic Inc (b)	2,616	260,697
Cohu Inc (b)	2,285	33,612
Credo Technology Group Holding Ltd (b)	7,038	282,646
Diodes Inc (b)	2,309	99,680
FormFactor Inc (b)	3,847	108,832
Ichor Holdings Ltd (b)	1,638	37,035
Impinj Inc (b)	1,133	102,763
inTEST Corp (b)	624	4,362
Kopin Corp (b)	6,838	6,374
Lattice Semiconductor Corp (b)	6,805	356,922
MACOM Technology Solutions Holdings Inc (b)	2,854	286,485
MaxLinear Inc Class A (b)	3,719	40,388
MKS Instruments Inc	3,318	265,938
Navitas Semiconductor Corp Class A (b)(c)	6,461	13,245
NVE Corp	233	14,851
Onto Innovation Inc (b)	2,434	295,342
PDF Solutions Inc (b)	1,515	28,952
Penguin Solutions Inc (b)	2,576	44,745
Photronics Inc (b)	3,093	64,211
Power Integrations Inc	2,819	142,360
Rambus Inc (b)	5,255	272,078
Rigetti Computing Inc Class A (b)(c)	7,965	63,083
Semtech Corp (b)	4,157	143,001
Silicon Laboratories Inc (b)	1,603	180,450
SiTime Corp (b)	936	143,086
SkyWater Technology Inc (b)	1,080	7,657
SolarEdge Technologies Inc (b)(c)	2,791	45,158
Synaptics Inc (b)	1,985	126,484
Ultra Clean Holdings Inc (b)	2,188	46,845
Universal Display Corp	2,175	303,369
Veeco Instruments Inc (b)	2,765	55,521
Wolfspeed Inc (b)(c)	6,138	18,782
		4,304,282
Software - 5.0%
8x8 Inc (b)	5,996	11,992
A10 Networks Inc	3,598	58,791
ACI Worldwide Inc (b)	5,172	282,960
Adeia Inc	5,294	69,987
Agilysys Inc (b)	1,120	81,245
Alarm.com Holdings Inc (b)	2,453	136,509
Alkami Technology Inc (b)	3,305	86,756
Amplitude Inc Class A (b)	4,099	41,769
Appfolio Inc Class A (b)	1,140	250,686
Appian Corp Class A (b)	2,065	59,493
Asana Inc Class A (b)	4,105	59,810
Aurora Innovation Inc Class A (b)(c)	49,972	336,062
AvePoint Inc Class A (b)	5,018	72,460
Bentley Systems Inc Class B	7,597	298,866
BILL Holdings Inc (b)	4,693	215,362
Blackbaud Inc (b)	1,935	120,067
BlackLine Inc (b)	2,567	124,294
Blend Labs Inc Class A (b)	9,367	31,379
Box Inc Class A (b)	7,051	217,594
Braze Inc Class A (b)	3,183	114,843
C3.ai Inc Class A (b)(c)	5,558	116,996
Ccc Intelligent Solutions Holdings Inc Class A (b)	20,637	186,352
Cerence Inc (b)(c)	2,043	16,140
Cipher Mining Inc (b)(c)	10,795	24,829
Cleanspark Inc (b)(c)	12,687	85,257
Clear Secure Inc Class A	4,574	118,512
Clearwater Analytics Holdings Inc Class A (b)	9,718	260,442
Commvault Systems Inc (b)	2,156	340,131
Confluent Inc Class A (b)	12,732	298,438
Consensus Cloud Solutions Inc (b)	882	20,357
CS Disco Inc (b)	1,053	4,306
Daily Journal Corp (b)	45	17,897
Digimarc Corp (b)(c)	725	9,294
Digital Turbine Inc (b)	4,562	12,386
Dolby Laboratories Inc Class A	2,942	236,272
Domo Inc Class B (b)	1,590	12,338
DoubleVerify Holdings Inc (b)	6,962	93,082
Dropbox Inc Class A (b)	10,967	292,929
Dynatrace Inc (b)	14,702	693,199
E2open Parent Holdings Inc Class A (b)	10,284	20,568
Elastic NV (b)	4,255	379,121
Enfusion Inc Class A (b)	2,079	23,181
Five9 Inc (b)	3,719	100,971
Freshworks Inc Class A (b)	9,319	131,491
Gitlab Inc Class A (b)	5,855	275,185
Guidewire Software Inc (b)	4,113	770,612
I3 Verticals Inc Class A (b)	1,052	25,953
Informatica Inc Class A (b)	4,167	72,714
Intapp Inc (b)	2,558	149,336
InterDigital Inc	1,248	258,024
Jamf Holding Corp (b)	3,040	36,936
Klaviyo Inc Class A (b)	3,888	117,651
LiveRamp Holdings Inc (b)	3,254	85,060
Logility Supply Chain Solutions Inc Class A	1,692	24,128
Manhattan Associates Inc (b)	3,010	520,850
MARA Holdings Inc (b)(c)	15,874	182,551
Meridianlink Inc (b)	1,317	24,404
Mitek Systems Inc (b)	2,240	18,480
N-able Inc/US (b)	3,445	24,425
nCino Inc (b)(c)	4,582	125,868
NCR Voyix Corp (b)	7,066	68,894
NextNav Inc Class A (b)(c)	3,147	38,299
Nutanix Inc Class A (b)	12,273	856,778
Olo Inc Class A (b)	5,355	32,344
ON24 Inc (b)	1,842	9,578
OneSpan Inc	1,745	26,611
Onestream Inc Class A (c)	2,096	44,729
PagerDuty Inc (b)	4,506	82,325
Pegasystems Inc	2,197	152,735
Porch Group Inc (b)(c)	4,661	33,979
Procore Technologies Inc (b)	5,281	348,652
Progress Software Corp	2,086	107,450
PROS Holdings Inc (b)	2,114	40,229
Q2 Holdings Inc (b)	2,975	238,030
Qualys Inc (b)	1,805	227,304
Rapid7 Inc (b)	3,136	83,135
Rekor Systems Inc (b)(c)	4,222	3,743
RingCentral Inc Class A (b)	3,991	98,817
Riot Platforms Inc (b)(c)	14,230	101,318
Samsara Inc Class A (b)	10,378	397,789
SEMrush Holdings Inc Class A (b)	1,635	15,255
SentinelOne Inc Class A (b)	14,368	261,210
SolarWinds Corp	2,617	48,231
SoundHound AI Inc Class A (b)(c)	16,616	134,922
Sprinklr Inc Class A (b)	5,388	44,990
Sprout Social Inc Class A (b)	2,552	56,118
SPS Commerce Inc (b)	1,854	246,081
Telos Corp (b)	2,692	6,406
Tenable Holdings Inc (b)	5,942	207,851
Teradata Corp (b)	4,729	106,308
Terawulf Inc (b)(c)	14,919	40,729
UiPath Inc Class A (b)	21,058	216,897
Unity Software Inc (b)	14,516	284,368
Varonis Systems Inc (b)	5,544	224,255
Verint Systems Inc (b)	3,014	53,800
Veritone Inc (b)(c)	1,826	4,244
Vertex Inc Class A (b)	2,571	90,011
Weave Communications Inc (b)	1,950	21,626
Workiva Inc Class A (b)	2,544	193,115
Xperi Inc (b)	2,294	17,710
Yext Inc (b)	5,240	32,278
Zeta Global Holdings Corp Class A (b)	10,484	142,163
		14,318,898
Technology Hardware, Storage & Peripherals - 0.4%
Corsair Gaming Inc (b)	2,168	19,208
Diebold Nixdorf Inc (b)	1,830	80,008
Eastman Kodak Co (b)(c)	3,605	22,784
Immersion Corp (c)	1,426	10,808
IonQ Inc (b)(c)	9,705	214,189
Pure Storage Inc Class A (b)	15,339	679,058
Turtle Beach Corp (b)	827	11,801
Xerox Holdings Corp (c)	5,619	27,140
		1,064,996
TOTAL INFORMATION TECHNOLOGY		28,444,018

Materials - 4.5%
Chemicals - 1.6%
AdvanSix Inc	1,304	29,536
Alto Ingredients Inc (b)	3,901	4,447
American Vanguard Corp	1,373	6,041
Ashland Inc	2,429	144,015
Aspen Aerogels Inc (b)	3,252	20,780
Avient Corp	4,527	168,223
Axalta Coating Systems Ltd (b)	10,742	356,313
Balchem Corp	1,601	265,767
Cabot Corp	2,712	225,476
Chemours Co/The	7,438	100,636
Core Molding Technologies Inc (b)	416	6,323
Danimer Scientific Inc warrants 7/15/2025 (b)	1,003	0
Ecovyst Inc (b)	5,093	31,577
Element Solutions Inc	10,969	248,009
FMC Corp	6,157	259,764
Ginkgo Bioworks Holdings Inc Class A (b)(c)	2,098	11,959
Hawkins Inc	927	98,188
HB Fuller Co	2,708	151,973
Huntsman Corp	7,931	125,230
Ingevity Corp (b)	1,771	70,114
Innospec Inc	1,243	117,774
Intrepid Potash Inc (b)	492	14,460
Koppers Holdings Inc	1,000	28,000
Kronos Worldwide Inc	1,049	7,847
LSB Industries Inc (b)	2,586	17,042
Mativ Holdings Inc	2,707	16,865
Minerals Technologies Inc	1,588	100,949
NewMarket Corp	380	215,251
Olin Corp	5,785	140,228
Origin Materials Inc Class A (b)(c)	5,811	3,856
Perimeter Solutions Inc	6,647	66,935
PureCycle Technologies Inc (b)(c)	6,971	48,239
Quaker Chemical Corp	685	84,673
Rayonier Advanced Materials Inc (b)	3,199	18,394
RPM International Inc	6,324	731,561
Scotts Miracle-Gro Co/The	2,119	116,312
Sensient Technologies Corp	2,100	156,303
Stepan Co	1,033	56,856
Trinseo PLC	1,750	6,440
Tronox Holdings PLC	5,695	40,093
Westlake Corp	1,647	164,749
		4,477,198
Construction Materials - 0.2%
Eagle Materials Inc	1,652	366,628
Knife River Corp (b)	2,796	252,227
United States Lime & Minerals Inc	515	45,516
		664,371
Containers & Packaging - 1.3%
AptarGroup Inc	3,264	484,312
Ardagh Metal Packaging SA (c)	7,174	21,665
Berry Global Group Inc	5,620	392,332
Crown Holdings Inc	5,809	518,511
Graphic Packaging Holding CO	14,783	383,767
Greif Inc Class A	1,259	69,232
Myers Industries Inc	1,826	21,784
O-I Glass Inc (b)	7,585	87,000
Pactiv Evergreen Inc	1,916	34,507
Ranpak Holdings Corp Class A (b)	2,112	11,447
Sealed Air Corp	7,198	208,022
Silgan Holdings Inc	3,992	204,071
Smurfit WestRock PLC	24,329	1,096,266
Sonoco Products Co	4,857	229,445
TriMas Corp	1,842	43,158
		3,805,519
Metals & Mining - 1.3%
Alcoa Corp	12,741	388,601
Alpha Metallurgical Resources Inc (b)	534	66,884
ATI Inc (b)	7,032	365,875
Carpenter Technology Corp	2,455	444,797
Century Aluminum Co (b)	2,532	46,994
Cleveland-Cliffs Inc (b)	23,926	196,672
Coeur Mining Inc (b)	19,921	117,932
Commercial Metals Co	5,634	259,220
Compass Minerals International Inc (c)	1,625	15,096
Hecla Mining Co	31,159	173,244
Kaiser Aluminum Corp	776	47,041
Materion Corp	1,011	82,498
Metallus Inc (b)	1,767	23,607
MP Materials Corp (b)(c)	5,992	146,265
Olympic Steel Inc	462	14,561
Piedmont Lithium Inc (b)(c)	892	5,619
Radius Recycling Inc Class A	1,353	39,075
Ramaco Resources Inc Class A (c)	1,278	10,518
Ramaco Resources Inc Class B	34	240
Royal Gold Inc	3,245	530,590
Ryerson Holding Corp (c)	1,286	29,527
SunCoke Energy Inc	4,110	37,812
United States Steel Corp (c)	11,106	469,340
Warrior Met Coal Inc	2,553	121,829
Worthington Steel Inc	1,700	43,061
		3,676,898
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	810	20,550
Louisiana-Pacific Corp	3,080	283,298
Sylvamo Corp	1,680	112,678
		416,526
TOTAL MATERIALS		13,040,512

Real Estate - 6.7%
Diversified REITs - 0.2%
Alexander & Baldwin Inc	3,620	62,373
American Assets Trust Inc	2,361	47,551
Armada Hoffler Properties Inc Class A	3,924	29,469
Broadstone Net Lease Inc Class A	9,510	162,050
CTO Realty Growth Inc	1,301	25,122
Empire State Realty Trust Inc Class A	6,636	51,894
Essential Properties Realty Trust Inc	8,694	283,772
Gladstone Commercial Corp	2,314	34,664
Global Net Lease Inc	10,124	81,397
One Liberty Properties Inc	798	20,963
		799,255
Health Care REITs - 0.6%
CareTrust REIT Inc	9,261	264,679
Community Healthcare Trust Inc	1,261	22,900
Diversified Healthcare Trust	10,551	25,322
Global Medical REIT Inc	3,162	27,668
Healthcare Realty Trust Inc	17,536	296,358
LTC Properties Inc	2,291	81,216
Medical Properties Trust Inc (c)	29,906	180,333
National Health Investors Inc	2,259	166,850
Omega Healthcare Investors Inc	13,305	506,655
Sabra Health Care REIT Inc	11,737	205,045
Universal Health Realty Income Trust	647	26,501
		1,803,527
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	11,059	142,772
Chatham Lodging Trust	2,421	17,261
DiamondRock Hospitality Co	10,180	78,590
Park Hotels & Resorts Inc	10,281	109,801
Pebblebrook Hotel Trust	5,904	59,808
RLJ Lodging Trust	7,647	60,335
Ryman Hospitality Properties Inc	2,960	270,662
Service Properties Trust	8,085	21,101
Summit Hotel Properties Inc	5,309	28,722
Sunstone Hotel Investors Inc	10,038	94,458
Xenia Hotels & Resorts Inc	5,000	58,800
		942,310
Industrial REITs - 0.9%
Americold Realty Trust Inc	12,950	277,907
EastGroup Properties Inc	2,448	431,216
First Industrial Realty Trust Inc	6,570	354,517
Industrial Logistics Properties Trust	2,810	9,666
Lineage Inc (c)	2,953	173,134
LXP Industrial Trust	14,485	125,295
Plymouth Industrial REIT Inc	1,972	32,144
Rexford Industrial Realty Inc	10,983	429,985
STAG Industrial Inc Class A	9,078	327,897
Terreno Realty Corp	4,927	311,485
		2,473,246
Office REITs - 0.8%
Brandywine Realty Trust	8,408	37,500
BXP Inc	7,182	482,559
City Office Reit Inc	1,979	10,271
COPT Defense Properties	5,611	153,012
Cousins Properties Inc	8,311	245,175
Douglas Emmett Inc (c)	8,349	133,584
Easterly Government Properties Inc	4,981	52,799
Equity Commonwealth	4,883	7,862
Highwoods Properties Inc	5,301	157,122
Hudson Pacific Properties Inc	6,856	20,225
JBG SMITH Properties	4,321	69,611
Kilroy Realty Corp	5,275	172,809
NET Lease Office Properties (b)	744	23,347
Office Properties Income Trust	1,890	861
Orion Properties Inc	2,658	5,688
Paramount Group Inc	8,831	37,973
Peakstone Realty Trust (c)	1,714	21,596
Piedmont Office Realty Trust Inc Class A1	6,058	44,647
Postal Realty Trust Inc Class A	1,211	17,293
SL Green Realty Corp	3,496	201,719
Vornado Realty Trust	8,190	302,948
		2,198,601
Real Estate Management & Development - 0.7%
Anywhere Real Estate Inc (b)	4,791	15,954
Compass Inc Class A (b)	20,655	180,318
Cushman & Wakefield PLC (b)	11,408	116,590
Douglas Elliman Inc (b)	3,464	5,958
eXp World Holdings Inc (c)	4,134	40,431
Forestar Group Inc (b)	915	19,343
Howard Hughes Holdings Inc (b)	1,479	109,564
Jones Lang LaSalle Inc (b)	2,339	579,861
Kennedy-Wilson Holdings Inc	5,738	49,806
Marcus & Millichap Inc	1,178	40,582
Newmark Group Inc Class A	6,766	82,342
Opendoor Technologies Inc Class A (b)	30,495	31,105
RE/MAX Holdings Inc Class A (b)	914	7,650
Redfin Corp (b)	6,326	58,262
RMR Group Inc/The Class A	787	13,104
Seaport Entertainment Group Inc	390	8,373
Seritage Growth Properties Class A (b)	1,798	5,808
St Joe Co/The	1,856	87,139
Zillow Group Inc Class A (b)	2,890	193,226
Zillow Group Inc Class C (b)	7,299	500,420
		2,145,836
Residential REITs - 0.9%
American Homes 4 Rent Class A	15,627	590,857
Apartment Investment and Management Co Class A	6,311	55,537
Camden Property Trust	5,264	643,787
Centerspace	809	52,383
Elme Communities	4,345	75,603
Equity LifeStyle Properties Inc	9,418	628,181
Independence Realty Trust Inc	11,190	237,564
NexPoint Residential Trust Inc	1,099	43,442
UMH Properties Inc	3,761	70,331
Veris Residential Inc	3,968	67,139
		2,464,824
Retail REITs - 1.6%
Acadia Realty Trust	5,866	122,893
Agree Realty Corp	5,097	393,437
Alexander's Inc	108	22,589
Brixmor Property Group Inc	14,905	395,728
CBL & Associates Properties Inc	717	19,058
Curbline Properties Corp	4,742	114,709
Federal Realty Investment Trust	3,770	368,781
Getty Realty Corp	2,601	81,099
InvenTrust Properties Corp	3,802	111,665
Kimco Realty Corp	33,201	705,190
Kite Realty Group Trust	10,905	243,945
Macerich Co/The	12,160	208,787
NETSTREIT Corp (c)	4,248	67,331
NNN REIT Inc	9,271	395,408
Phillips Edison & Co Inc	6,108	222,881
Regency Centers Corp	8,035	592,662
Saul Centers Inc	606	21,858
SITE Centers Corp	2,316	29,737
Tanger Inc	5,508	186,115
Urban Edge Properties	6,272	119,168
Whitestone REIT	2,179	31,748
		4,454,789
Specialized REITs - 0.7%
CubeSmart	11,193	478,053
EPR Properties	3,776	198,655
Farmland Partners Inc	2,346	26,158
Four Corners Property Trust Inc	4,860	139,482
Gladstone Land Corp	1,699	17,873
Lamar Advertising Co Class A	4,327	492,326
National Storage Affiliates Trust	3,530	139,082
Outfront Media Inc	6,561	105,895
PotlatchDeltic Corp	3,574	161,259
Rayonier Inc	7,026	195,885
Safehold Inc (c)	2,249	42,101
Uniti Group Inc	11,902	59,986
		2,056,755
TOTAL REAL ESTATE		19,339,143

Utilities - 2.9%
Electric Utilities - 1.3%
ALLETE Inc	2,854	187,508
Genie Energy Ltd Class B	1,070	16,103
Hawaiian Electric Industries Inc (b)(c)	8,360	91,542
IDACORP Inc	2,615	303,915
MGE Energy Inc	1,800	167,328
NRG Energy Inc	9,979	952,595
OGE Energy Corp	9,861	453,212
Otter Tail Corp (c)	2,080	167,170
Pinnacle West Capital Corp	5,571	530,638
Portland General Electric Co	5,193	231,608
TXNM Energy Inc	4,428	236,809
		3,338,428
Gas Utilities - 0.7%
Chesapeake Utilities Corp	1,139	146,282
MDU Resources Group Inc	10,113	171,011
National Fuel Gas Co	4,487	355,326
New Jersey Resources Corp	4,872	239,020
Northwest Natural Holding Co	2,026	86,550
ONE Gas Inc	2,795	211,274
Southwest Gas Holdings Inc	2,976	213,677
Spire Inc	2,855	223,404
UGI Corp	10,583	349,980
		1,996,524
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power Inc Class A (b)	2,815	13,934
Clearway Energy Inc Class A	1,851	52,679
Clearway Energy Inc Class C	4,005	121,232
Montauk Renewables Inc (b)	3,094	6,466
Ormat Technologies Inc	2,854	201,978
Sunnova Energy International Inc (b)(c)	5,525	2,054
		398,343
Multi-Utilities - 0.5%
Avista Corp	3,953	165,512
Black Hills Corp	3,544	214,944
NiSource Inc	22,904	918,222
Northwestern Energy Group Inc	3,051	176,561
Unitil Corp	793	45,748
		1,520,987
Water Utilities - 0.3%
American States Water Co	1,874	147,446
Artesian Resources Corp Class A	460	15,019
California Water Service Group	2,954	143,151
Consolidated Water Co Ltd	727	17,804
Essential Utilities Inc	12,415	490,766
Middlesex Water Co	878	56,280
SJW Group	1,522	83,238
York Water Co/The	708	24,553
		978,257
TOTAL UTILITIES		8,232,539

TOTAL UNITED STATES		274,113,878
TOTAL COMMON STOCKS (Cost $234,299,346)		279,075,643

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $448,937)	4.25	452,000	448,914

Money Market Funds - 8.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	7,341,970	7,343,438
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	17,573,818	17,575,576
TOTAL MONEY MARKET FUNDS (Cost $24,919,013)			24,919,014

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $259,667,296)	304,443,571
NET OTHER ASSETS (LIABILITIES) - (5.9)% (g)	(17,062,648)
NET ASSETS - 100.0%	287,380,923

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	37	Jun 2025	3,750,135	(80,732)	(80,732)
CME S&P 400 Midcap Index Contracts (United States)	17	Jun 2025	4,995,620	(66,805)	(66,805)

TOTAL FUTURES CONTRACTS					(147,537)
The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $353 and all restrictions are set to expire on or before April 30, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $32,553 or 0.0% of net assets.

(g)	Includes $129,793 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $448,914.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $940,079.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,870,950	37,282,971	37,810,484	79,511	-	1	7,343,438	7,341,970	0.0%
Fidelity Securities Lending Cash Central Fund	17,101,417	12,809,504	12,335,345	39,042	-	-	17,575,576	17,573,818	0.1%
Total	24,972,367	50,092,475	50,145,829	118,553	-	1	24,919,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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